united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/23

Item 1. Reports to Stockholders.

THE PACIFIC FINANCIAL GROUP

SEMI-ANNUAL REPORT

October 31, 2023

Distributed by Northern Lights Distributors, LLC FINRA Member

Semi-Annual Report

888-451-TPFG | TPFG.com

11811 NE 1st Street, Suite 201
Bellevue, WA 98005
800-735-7199 | Toll Free
866-583-8734 | Sales
425-451-7722 | Direct
425-451-7731 | Fax

Dear Fellow Shareholders:

Thankfully, we have turned the corner on a challenging year for markets as the fourth quarter of 2022 and the first quarter of 2023 recovered some of the adverse market performance that affected many investors. During the first few months of 2023, ending April 30, 2023, US large-cap growth equities had double-digit gains outperforming relative to US large-cap core and value, US mid-cap, and US small-cap equities. Similarly, Ex-US developed, as measured by the MSCI EAFE, also had double-digit gains.

In the past six months, from May 1 to October 31, 2023, markets performed weaker following a strong first quarter of 2023. Despite US interest rates being at their highest levels since 2001, large cap domestic equities – particularly growth style – maintained their strength during this period. Furthermore, since May 2023, recessionary risks dwindled as we approached October 2023, even though the yield curve had remained inverted since July 2022. Supporting this was positive GDP growth in the US for the first and second quarter of 2023.i

The three risks that were discussed in my shareholder letter in the last annual report endured, during the six-month period ending October 31, 2023 – geopolitical risk, inflation, and monetary policy. Albeit, two of the three risks, inflation, and monetary policy, have become more muted since April 2023. Inflation is on track to the Fed’s 2% target after its most recent economic projections released on September 20, 2023. The Fed expects inflation to fall into the 2% range by the end of 2024.ii Further, the November 2023 Fed meeting is a potential turning point for the current Fed hiking cycle, as the Fed is expected to keep rates at 5.25-5.50% with another meeting in December 2023. In the geopolitical realm, Russia-Ukraine continued, however, the war had minimal impact on the recovery of US equities in 2023. The Israel-Hamas war emerged as of October 7, 2023, but has not had any major economic or market impact in the US during the month of October.

As a result of these market influences still at play, for the six-month period ending October 31, 2023, major equity markets did not fare as well as the earlier part of the year. However, US large-cap growth, particularly the technology sector, continued to lead, contributing the most to US equity markets returns, followed by large-cap core during this period. In terms of fixed income, most major fixed income indices were negative for this period. Short-duration fixed income performed better than intermediate and longer-duration fixed income.

Given the generally broad negative market performance in equities and fixed income over this six-month period, PFG Strategies were not immune to this. In the equity Strategies, PFG Strategies outperformed their respective benchmarks,iii except PFG MFS Growth Strategy Fund, which lagged its respective benchmark due to its more strategic and diversified exposure to ex-US equities and real assets. In the moderate risk target Strategies, PFG JP Morgan® Tactical Moderate Strategy, PFG Janus Henderson® Balanced Strategy, and PFG Meeder Tactical Strategy outperformed their respective benchmarks.iv In the moderate conservative target risk category, PFG Tactical Income Strategy also outperformed its respective benchmark.v However, performance in the fixed-income-focused Strategies generally lagged their respective benchmarks,vi except for the PFG Active Core Bond Strategy. Overall, most of PFG’s equity Strategies were able to position and capture outperformance due to the tilts into US equities, particularly in US large-cap growth and the technology sector.

Looking at performance year-to-date, most major equity asset classes apart from US small cap, US mid-cap, and Emerging Markets, have had positive performance (period ending 10/31/2023). PFG Strategies with equities exposure have followed suit and are appropriately positioned to capture potential upside going into year-end. In contrast, most major fixed income sectors year-to-date (through October 2023) have performed negatively, aside from US Corporate High Yield, US Floating Rate, and cash. US large-cap growth equities measured by the NASDAQ 100 had recovered 2022 losses as of October 31,

11811 NE 1st Street, Suite 201
Bellevue, WA 98005
800-735-7199 | Toll Free
866-583-8734 | Sales
425-451-7722 | Direct
425-451-7731 | Fax

2023; whereas S&P 500 equities had not. US large-cap value equities had also regained their losses from 2022. US Treasury Floating Rate and cash remained the leaders in fixed income, year-to-date through October 2023, similar to 2022.

We continue to remain optimistic about the resilience of the US economy, despite the apprehensions at the beginning of 2023. Working with many of the largest and most successful institutional asset managers as research providers, we continue to improve strategic asset allocations, capital market assumptions, and model positioning as we move past October 31, 2023. PFG remains committed to our shareholders and clients by diligently managing our Strategies in an ever-changing market environment to provide appropriate diversification and investments to mitigate idiosyncratic risks.

Thank you for your continued trust in the Pacific Financial Group.

Sincerely,

Judith Cheng, CFA, CAIA

Chief Investment Officer

Pacific Financial Group, LLC

October 31, 2023

Before investing you should carefully consider the investment objectives, risks, shares, and expenses of the Pacific Financial Group family of funds (referred to as PFG Strategies). This and other important information about the Funds/PFG Strategies are contained in the prospectus; to obtain a prospectus please call 1-888-451-TPFG. The prospectus should be read carefully before investing.

Mutual Funds Involve Risk Including Possible Loss of Principal. Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than the original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of Fund shares.

The Pacific Financial Group family of funds (PFG Strategies) is distributed by Northern Lights Distributors, LLC member FINRA/SIPC.

[i]	Source: BEA, https://www.bea.gov/data/gdp/gross-domestic-product

ii	Source: US Fed, https://www.federalreserve.gov/monetarypolicy/files/fomcprojtabl20230920.pdf

iii	Benchmark is determined as Morningstar Agg Target Risk TR USD for the following strategies: PFG Invesco® Eq Fact Rotation Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy, PFG Fidelity Institutional AM® Equity Index Strategy, PFG BR Target Allocation Equity Strategy, PFG American Funds® Growth Strategy, PFG JP Morgan® Tactical Aggressive Strategy, and PFG MFS® Aggressive Growth Strategy.

iv	Benchmark is determined as Morningstar Mod Target Risk TR USD for the following strategies: PFG JP Morgan® Tactical Moderate Strategy, PFG Janus Henderson® Balanced Strategy, and PFG Meeder Tactical Strategy.

[v]	Benchmark is determined as Morningstar Con Target Risk TR USD for PFG Tactical Income Strategy.

vi	Benchmark is determined as Morningstar Mod Con Target Risk TR USD for PFG American Funds® Conservative Income Strategy. Benchmark is determined as Bloomberg US Agg Bond TR USD for the following strategies: PFG Fidelity Institutional AM® Core Plus Bond Strategy, PFG Active Core Bond Strategy, and PFG BNY Mellon® Diversifier Strategy.

3635-NLD-12/28/2023

PFG Active Core Bond Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Five	Performance
	Months	Year	Year	Year	Since Inception**
PFG Active Core Bond Strategy Fund
Class R	(4.27)%	1.00%	(5.09)%	(1.19)%	(1.48)%
Bloomberg U.S. Aggregate Bond Index***	(6.13)%	0.36%	(5.57)%	(0.06)%	(0.42)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.59% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.53% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	99.3%
Money Market Fund	0.3%
Other Assets in Excess of Liabilities - Net	0.4%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG American Funds® Conservative Income Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG American Funds® Conservative Income Strategy Fund
Class R	(4.90)%	(0.47)%	(2.07)%	(1.53)%
Morningstar Conservative Target Risk Index (Total Return)***	(5.24)%	2.02%	(2.81)%	(1.03)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.32% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.26% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 20% global equity exposure and 80% global bond exposure. Investors cannot invest directly in an index.

The PFG American Funds® Conservative Income Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG American Funds® Conservative Income Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the the PFG American Funds® Conservative Income Strategy Fund in particular or the ability of The Morningstar Conservative Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR CONSERVATIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	74.6%
Open End Funds - Mixed Allocation	15.1%
Open End Funds - Equity	10.1%
Money Market Fund	0.3%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG American Funds® Growth Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG American Funds® Growth Strategy Fund
Class R	(1.05)%	8.93%	2.10%	5.84%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.60)%	7.23%	6.05%	9.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.43% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.37% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG American Funds® Growth Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG American Funds® Growth Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG American Funds® Growth Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.7%
Money Market Fund	0.3%
Other Assets in Excess of Liabilities - Net	0.0	% (a)
	100.0%

(a)	Amount represents less than 0.05%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG BNY Mellon Diversifier Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Five	Performance
	Months	Year	Year	Year	Since Inception**
PFG BNY Mellon Diversifier Strategy Fund
Class R	(6.32)%	(1.86)%	(1.85)%	0.70%	(0.30)%
Bloomberg U.S. Aggregate Bond Index***	(6.13)%	0.36%	(5.57)%	(0.06)%	(0.42)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.74% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.68% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	67.6%
Open End Funds - Alternative	27.0%
Open End Funds - Equity	2.9%
Exchange-Traded Fund - Equity	2.0%
Money Market Fund	0.3%
Other Assets in Excess of Liabilities - Net	0.2%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG BR Target Allocation Equity Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG BR Target Allocation Equity Strategy Fund
Class R	(1.72)%	9.04%	4.51%	7.21%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.60)%	7.23%	6.05%	9.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.22% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.16% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

ThePFG BR Target Allocation Equity Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG BR Target Allocation Equity Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG BR Target Allocation Equity Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.6%
Money Market Fund	0.4%
Liabilities in Excess of Other Assets - Net	(0.0	)% (a)
	100.0%

(a)	Amount represents less than 0.05%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

		Annualized	Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund
Class R	(6.49)%	(1.35)%	(9.27)%
Bloomberg U.S. Aggregate Bond Index***	(6.13)%	0.36%	(7.99)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.24% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.18% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities, and asset-backed securities). Investors cannot invest directly in an index.

Holdings by Asset Class	% of Net Assets
Exchange-Traded Funds - Fixed Income	54.5%
Open End Funds - Fixed Income	44.9%
Money Market Fund	0.6%
Liabilities in Excess of Other Assets - Net	(0.0	)% (a)
	100.0%

(a)	Amount represents less than 0.05%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG Fidelity Institutional AM® Equity Index Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Fidelity Institutional AM® Equity Index Strategy Fund
Class R	(2.88)%	6.83%	5.53%	8.39%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.60)%	7.23%	6.05%	9.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.08% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.02% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Fidelity Institutional AM® Equity Index Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Fidelity Institutional AM® Equity Index Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Fidelity Institutional AM® Equity Index Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	99.5%
Money Market Fund	0.5%
Other Assets in Excess of Liabilities - Net	0.0	% (a)
	100.0%

(a)	Amount represents less than 0.05%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Fidelity Institutional AM® Equity Sector Strategy Fund
Class R	(2.96)%	3.66%	10.90%	10.83%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.60)%	7.23%	6.05%	9.52%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.36% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.30% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Fidelity Institutional AM® Equity Sector Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Fidelity Institutional AM® Equity Sector Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Fidelity Institutional AM® Equity Sector Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	50.2%
Exchange Traded Funds - Equity	49.4%
Money Market Fund	0.6%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG Invesco® Equity Factor Rotation Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

		Annualized	Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Invesco® Equity Factor Rotation Strategy Fund
Class R	(2.99)%	0.42%	(15.39)%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.60)%	7.23%	(6.50)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.69% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.63% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG Invesco® Equity Factor Rotation Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Invesco® Equity Factor Rotation Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Invesco® Equity Factor Rotation Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Exchange Traded Funds - Equity	99.4%
Money Market Fund	0.3%
Other Assets in Excess of Liabilities - Net	0.3%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG Janus Henderson® Balanced Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

		Annualized	Annualized
	Six	One	Performance
	Months	Year	Since Inception**
PFG Janus Henderson® Balanced Strategy Fund
Class R	(3.44)%	3.22%	(8.09)%
Morningstar Moderate Target Risk Index (Total Return)***	(4.59)%	4.74%	(7.02)%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.60% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.54% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on October 29, 2021.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG Janus Henderson® Balanced Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Janus Henderson® Balanced Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Janus Henderson® Balanced Strategy Fund in particular or the ability of The Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Mixed Allocation	79.9%
Exchange Traded Funds - Fixed Income	11.1%
Open End Funds - Equity	5.1%
Open End Funds - Fixed Income	2.3%
Exchange Traded Funds - Equity	1.4%
Money Market Fund	0.3%
Liabilities in Excess of Other Assets - Net	(0.1)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG JP Morgan Tactical® Aggressive Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Five	Performance
	Months	Year	Year	Year	Since Inception**
PFG JP Morgan Tactical® Aggressive Strategy Fund
Class R	(2.52)%	7.81%	6.36%	5.36%	3.90%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.60)%	7.23%	6.05%	6.47%	5.16%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.39% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.33% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG JP Morgan Tactical® Aggressive Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG JP Morgan Tactical® Aggressive Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG JP Morgan Tactical® Aggressive Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	52.9%
Exchange Traded Funds - Equity	43.3%
Open End Funds - Alternative	3.5%
Money Market Fund	0.2%
Other Assets in Excess of Liabilities - Net	0.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG JP Morgan® Tactical Moderate Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Five	Performance
	Months	Year	Year	Year	Since Inception**
PFG JP Morgan® Tactical Moderate Strategy Fund
Class R	(4.56)%	3.54%	1.71%	2.58%	1.28%
Morningstar Moderately Aggressive Target Risk Index (Total Return)***	(4.01)%	6.16%	4.11%	5.64%	4.15%
Morningstar Moderate Target Risk Index (Total Return)****	(4.59)%	4.74%	1.77%	4.38%	3.27%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.37% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.31% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of operations and trading was March 15, 2018.

***	The Morningstar Moderately Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 80% global equity exposure and 20% global bond exposure. Investors cannot invest directly in an index.

****	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG JP Morgan® Tactical Moderate Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG JP Morgan® Tactical Moderate Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG JP Morgan® Tactical Moderate Strategy Fund in particular or the ability of The Morningstar Moderately Aggressive Target Risk Index (Total Return) and Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATELY AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) AND MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	31.8%
Exchange Traded Funds - Equity	25.9%
Exchange Traded Funds - Fixed Income	20.6%
Open End Funds - Fixed Income	18.2%
Open End Funds - Alternative	3.2%
Money Market Fund	0.2%
Other Assets in Excess of Liabilities - Net	0.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG Meeder Tactical Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Five	Performance
	Months	Year	Year	Year	Since Inception**
PFG Meeder Tactical Strategy Fund
Class R	(2.71)%	2.27%	2.62%	1.76%	0.92%
Morningstar Moderate Target Risk Index (Total Return)***	(4.59)%	4.74%	1.77%	4.38%	3.41%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.03% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.97% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Moderate Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 60% global equity exposure and 40% global bond exposure. Investors cannot invest directly in an index.

The PFG Meeder Tactical Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Meeder Tactical Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Meeder Tactical Strategy Fund in particular or the ability of The Morningstar Moderate Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	76.4%
Open End Funds - Mixed Allocation	10.7%
Open End Funds - Alternative	10.1%
Open End Funds - Fixed Income	2.7%
Money Market Fund	0.3%
Liabilities in Excess of Other Assets - Net	(0.2)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG MFS® Aggressive Growth Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Five	Performance
	Months	Year	Year	Year	Since Inception**
PFG MFS® Aggressive Growth Strategy Fund
Class R	(4.10)%	4.72%	4.33%	5.51%	4.24%
Morningstar Aggressive Target Risk Index (Total Return)***	(3.60)%	7.23%	6.05%	6.47%	5.16%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 2.62% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.56% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on December 14, 2017.

***	The Morningstar Aggressive Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 95% global equity exposure and 5% global bond exposure. Investors cannot invest directly in an index.

The PFG MFS® Aggressive Growth Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG MFS® Aggressive Growth Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG MFS® Aggressive Growth Strategy Fund in particular or the ability of The Morningstar Aggressive Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR AGGRESSIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Equity	85.1%
Exchange Traded Funds - Equity	9.8%
Exchange Traded Funds - Commodity	4.7%
Money Market Fund	0.4%
Other Assets in Excess of Liabilities - Net	0.0	% (a)
	100.0%

(a)	Amount represents less than 0.05%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG Tactical Income Strategy Fund
Portfolio Review (Unaudited)
October 31, 2023

The Fund’s performance figures* for the periods ended October 31, 2023 as compared to its benchmark:

			Annualized
	Six	One	Three	Performance
	Months	Year	Year	Since Inception**
PFG Tactical Income Strategy Fund
Class R	(4.05)%	2.64%	0.15%	0.92%
Morningstar Moderately Conservative Target Risk Index (Total Return)***	(4.53)%	3.73%	(0.26)%	1.94%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, including acquired fund fees and expenses, were 3.03% for Class R shares per the July 21, 2023 prospectus. After fee waivers, the Fund’s total annual operating expenses are 2.97% for Class R shares. For performance information current to the most recent month-end, please call 1-888-451-TPFG.

**	Commencement of trading was on May 2, 2020.

***	The Morningstar Moderately Conservative Target Risk Index (Total Return) is an index designed to meet the benchmarking needs of target risk investors by offering an objective yardstick for performance comparison. The index invests in 40% global equity exposure and 60% global bond exposure. Investors cannot invest directly in an index.

The PFG Tactical Income Strategy Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the PFG Tactical Income Strategy Fund or any member of the public regarding the advisability of investing in equities and bonds generally or in the PFG Tactical Income Strategy Fund in particular or the ability of The Morningstar Moderately Conservative Target Risk Index (Total Return) to track general equities and bonds market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR MODERATELY CONSERVATIVE TARGET RISK INDEX (TOTAL RETURN) OR ANY DATA INCLUDED THERIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THERIN.

Holdings by Asset Class	% of Net Assets
Open End Funds - Fixed Income	56.2%
Open End Funds - Equity	28.5%
Exchange Traded Funds - Fixed Income	5.7%
Open End Funds - Mixed Allocation	9.2%
Money Market Fund	0.3%
Other Assets in Excess of Liabilities - Net	0.1%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for more information regarding the Fund’s holdings as of October 31, 2023.

PFG ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	FIXED INCOME - 99.3%
3,054,143	PIMCO Income Fund, Institutional Class	$30,571,974
1,511,567	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	14,133,155
1,000,655	PIMCO Investment Grade Credit Bond Fund, Institutional Class	8,225,384
1,954,094	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	17,645,466
5,881,456	PIMCO Total Return Fund, Institutional Class	46,992,833
	TOTAL OPEN END FUNDS (Cost $133,487,252)	117,568,812

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
353,282	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $353,282)(a)	353,282

	TOTAL INVESTMENTS - 99.6% (Cost $133,840,534)	$117,922,094
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	453,692
	NET ASSETS - 100.0%	$118,375,786

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.8%
	EQUITY - 10.1%
393,976	American Mutual Fund, Class R-6	$18,548,408

	FIXED INCOME - 74.6%
3,411,149	American Funds - Bond Fund of America (The), Class R-6	36,431,072
1,065,768	American Funds Multi-Sector Income Fund, Class R-6	9,186,918
2,098,209	American Funds Strategic Bond Fund, Class R-6	18,296,382
3,794,832	American Intermediate Bond Fund of America, Class R-6	45,613,880
2,942,920	American Short Term Bond Fund of America, Class R-6	27,545,728
		137,073,980
	MIXED ALLOCATION - 15.1%
318,967	American Balanced Fund, Class R-6	9,281,928
860,077	The Income Fund of America, Class R-6	18,483,060
		27,764,988

	TOTAL OPEN END FUNDS (Cost $206,436,755)	183,387,376

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
527,410	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $527,410)(a)	527,410

	TOTAL INVESTMENTS - 100.1% (Cost $206,964,165)	$183,914,786
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(133,824)
	NET ASSETS - 100.0%	$183,780,962

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
3,438,642	AMCAP Fund, Class R-6	$117,395,248
2,538,120	American - The Growth Fund of America, Class R-6	146,551,027
1,201,626	American Funds - New Economy Fund (The), Class R-6	59,011,839
1,830,340	American Funds Fundamental Investors, Class R-6	117,965,428
1,143,566	American New Perspective Fund, Class R-6	58,744,984
1,528,703	Smallcap World Fund, Inc., Class R-6	88,313,201
	TOTAL OPEN END FUNDS (Cost $670,652,880)	587,981,727

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
1,532,929	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $1,532,929)(a)	1,532,929

	TOTAL INVESTMENTS - 100.0% (Cost $672,185,809)	$589,514,656
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	154,630
	NET ASSETS - 100.0%	$589,669,286

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(b)	Amount represents less than 0.05%

See accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.0%
	EQUITY - 2.0%
61,769	iShares Global Infrastructure ETF (Cost $2,925,329)	$2,602,328

	OPEN END FUNDS — 97.5%
	ALTERNATIVE - 27.0%
2,535,602	BNY Mellon Global Real Return, Class I	35,092,732

	EQUITY - 2.9%
74,613	BNY Mellon Natural Resources Fund, Class I	3,797,795

	FIXED INCOME - 67.6%
10,270,061	BNY Mellon Core Plus Fund, Class I(a)	88,014,427

	TOTAL OPEN END FUNDS (Cost $142,252,195)	126,904,954

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
379,503	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $379,503)(b)	379,503

	TOTAL INVESTMENTS - 99.8% (Cost $145,557,027)	$129,886,785
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	225,380
	NET ASSETS - 100.0%	$130,112,165

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG BNY Mellon Diversifier Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
106,700	iShares Core MSCI Emerging Markets ETF	$4,901,798
139,046	iShares Core S&P 500 ETF, USD Class	58,390,977
25,809	iShares Core S&P Mid-Cap ETF	6,090,924
30,433	iShares Global Energy ETF	1,203,321
80,234	iShares MSCI EAFE Growth ETF	6,743,668
245,526	iShares MSCI EAFE Value ETF	11,596,193
50,309	iShares MSCI Emerging Markets ex China ETF	2,425,397
34,686	iShares MSCI USA Min Vol Factor ETF	2,488,720
102,827	iShares MSCI USA Quality Factor ETF	13,351,058
21,494	iShares S&P 100 ETF	4,245,495
54,331	iShares S&P 500 Growth ETF	3,627,681
52,743	iShares US Infrastructure ETF	1,852,334
47,742	iShares US Technology ETF	4,951,800
	TOTAL EXCHANGE-TRADED FUNDS (Cost $128,908,244)	121,869,366

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
450,754	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $450,754)(a)	450,754

	TOTAL INVESTMENTS - 100.0% (Cost $129,358,998)	$122,320,120
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(31,202)
	NET ASSETS - 100.0%	$122,288,918

EAFE	- Europe, Australasia and Far East

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(b)	Amount represents less than 0.05%

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 54.5%
	FIXED INCOME - 54.5%
247,760	Fidelity Corporate Bond ETF(a)	$10,586,785
117,566	Fidelity Total Bond ETF	5,020,068
29,365	iShares MBS ETF	2,543,596
226,915	iShares US Treasury Bond ETF	4,930,863
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,033,141)	23,081,312

	OPEN END FUNDS — 44.9%
	FIXED INCOME - 44.9%
516,921	Fidelity Advisor Strategic Income Fund, Class Z	5,505,204
1,525,810	Fidelity Total Bond Fund, Class Z	13,533,935
	TOTAL OPEN END FUNDS (Cost $19,681,677)	19,039,139

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
270,879	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $270,879)(b)	270,879

	TOTAL INVESTMENTS - 100.0% (Cost $43,985,697)	$42,391,330
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%(c)	(20,977)
	NET ASSETS - 100.0%	$42,370,353

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(c)	Amount represents less than 0.05%

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.5%
	EQUITY - 99.5%
1,095,443	Fidelity 500 Index Fund, Institutional Premium Class	$159,584,129
6,479,636	Fidelity Global ex US Index Fund, Institutional Premium Class	82,550,566
650,155	Fidelity Mid Cap Index Fund, Institutional Premium Class	16,578,964
800,592	Fidelity Small Cap Index Fund, Institutional Premium Class	16,564,249
	TOTAL OPEN END FUNDS (Cost $265,434,191)	275,277,908

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,486,980	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $1,486,980)(a)	1,486,980

	TOTAL INVESTMENTS - 100.0% (Cost $266,921,171)	$276,764,888
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(b)	51,844
	NET ASSETS - 100.0%	$276,816,732

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(b)	Amount represents less than 0.05%

See accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.4%
	EQUITY - 49.4%
255,048	Fidelity MSCI Consumer Discretionary Index ETF	$16,889,279
481,105	Fidelity MSCI Consumer Staples Index ETF	20,137,756
1,268,316	Fidelity MSCI Energy Index ETF	29,881,525
524,913	Fidelity MSCI Financials Index ETF	23,731,317
97,173	Fidelity MSCI Industrials Index ETF	5,067,572
1,412,682	Fidelity MSCI Materials Index ETF(a)	60,024,858
305,722	Fidelity MSCI Real Estate Index ETF	6,704,483
	TOTAL EXCHANGE-TRADED FUNDS (Cost $167,309,273)	162,436,790

	OPEN END FUNDS — 50.2%
	EQUITY - 50.2%
216,908	Fidelity Advisor Communication Services Fund, Class Z(a)(b)	16,662,910
1,197,747	Fidelity Advisor Health Care Fund, Class Z(b)	70,259,867
832,064	Fidelity Advisor Technology Fund, Class Z	78,280,543
	TOTAL OPEN END FUNDS (Cost $164,682,936)	165,203,320

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
1,977,112	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $1,977,112)(c)	1,977,112

	TOTAL INVESTMENTS - 100.2% (Cost $333,969,321)	$329,617,222
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(705,566)
	NET ASSETS - 100.0%	$328,911,656

ETF	- Exchange-Traded Fund

MSCI	- Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 99.4%
330,029	Invesco International Developed Dynamic Multifactor ETF	$7,356,346
227,734	Invesco Russell 1000 Dynamic Multifactor ETF	9,988,413
79,055	Invesco Russell 2000 Dynamic Multifactor ETF	2,548,733
121,657	Invesco S&P 500 Enhanced Value ETF(a)	4,723,929
41,004	Invesco S&P 500 Low Volatility ETF	2,393,814
169,255	Invesco S&P 500 Momentum ETF	9,501,976
48,809	Invesco S&P 500 Quality ETF	2,375,534
111,243	Invesco S&P Emerging Markets Low Volatility ETF	2,447,346
95,295	Invesco S&P International Developed Low Volatility ETF	2,459,564
57,048	Invesco S&P MidCap 400 GARP ETF	4,754,278
	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,205,284)	48,549,933

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
143,405	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $143,405)(b)	143,405

	TOTAL INVESTMENTS - 99.7% (Cost $51,348,689)	$48,693,338
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	123,413
	NET ASSETS - 100.0%	$48,816,751

ETF	- Exchange-Traded Fund

(a)	Affiliated Company - PFG Invesco® Equity Factor Rotation Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 12.5%
	EQUITY - 1.4%
66,499	Janus Henderson Small/Mid Cap Growth Alpha ETF	$3,652,724

	FIXED INCOME - 11.1%
580,049	Janus Henderson Short Duration Income ETF	27,848,152

	TOTAL EXCHANGE-TRADED FUNDS (Cost $31,521,830)	31,500,876

	OPEN END FUNDS — 87.3%
	EQUITY - 5.1%
564,777	Janus Henderson Contrarian Fund, Class N	12,916,453

	FIXED INCOME - 2.3%
843,688	Janus Henderson High-Yield Fund, Class N	5,661,145

	MIXED ALLOCATION - 79.9%
5,252,033	Janus Henderson Balanced Fund, Class N	200,942,799

	TOTAL OPEN END FUNDS (Cost $258,495,832)	219,520,397

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
881,559	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $881,559)(a)	881,559

	TOTAL INVESTMENTS - 100.1% (Cost $290,899,221)	$251,902,832
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(305,639)
	NET ASSETS - 100.0%	$251,597,193

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 43.3%
	EQUITY - 43.3%
178,779	JPMorgan BetaBuilders International Equity ETF	$9,049,793
287,711	JPMorgan BetaBuilders U.S. Equity ETF	21,673,270
71,369	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	3,519,962
466,443	JPMorgan Diversified Return International Equity ETF(a)	22,935,002
69,895	JPMorgan Equity Premium Income ETF	3,677,875
487,808	JPMorgan International Research Enhanced Equity ETF	25,858,702
523,408	JPMorgan U.S. Value Factor ETF	17,445,189
	TOTAL EXCHANGE-TRADED FUNDS (Cost $108,577,956)	104,159,793

	OPEN END FUNDS — 56.4%
	ALTERNATIVE - 3.5%
584,559	JPMorgan Emerging Market Research Enhanced Equity, Class R6	8,423,498

	EQUITY - 52.9%
572,909	JPMorgan Emerging Markets Equity Fund, Class R6	15,520,107
63,042	JPMorgan Equity Index Fund, Class R6	3,969,120
594,597	JPMorgan Growth Advantage Fund, Class R6	17,516,827
420,164	JPMorgan Large Cap Growth Fund, Class R6	22,877,941
1,320,375	JPMorgan Large Cap Value Fund, Class R6	22,670,843
2,351,252	JPMorgan U.S. Equity Fund, Class R6	44,673,798
		127,228,636

	TOTAL OPEN END FUNDS (Cost $134,870,147)	135,652,134

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
371,513	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $371,513)(b)	$371,513

	TOTAL INVESTMENTS - 99.9% (Cost $243,819,616)	$240,183,440
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	193,393
	NET ASSETS - 100.0%	$240,376,833

ETF	- Exchange-Traded Fund

(a)	Affiliated Company – PFG JP Morgan® Tactical Aggressive Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 46.5%
	EQUITY - 25.9%
105,898	JPMorgan BetaBuilders International Equity ETF	$5,360,557
124,446	JPMorgan BetaBuilders U.S. Equity ETF	9,374,517
27,191	JPMorgan BetaBuilders U.S. Small Cap Equity ETF	1,341,076
175,651	JPMorgan Diversified Return International Equity ETF	8,636,760
41,088	JPMorgan Equity Premium Income ETF	2,162,050
108,297	JPMorgan International Research Enhanced Equity ETF	5,740,824
129,387	JPMorgan U.S. Value Factor ETF	4,312,469
		36,928,253
	FIXED INCOME - 20.6%
74,701	iShares 10-20 Year Treasury Bond ETF	7,035,340
416,988	JPMorgan BetaBuilders US Agg ETF	18,097,279
98,826	JPMorgan High Yield Research Enhanced ETF	4,272,248
		29,404,867

	TOTAL EXCHANGE-TRADED FUNDS (Cost $69,412,406)	66,333,120

	OPEN END FUNDS — 53.2%
	ALTERNATIVE - 3.2%
322,335	JPMorgan Emerging Market Research Enhanced Equity Fund, Class R6	4,644,842

	EQUITY - 31.8%
143,819	JPMorgan Emerging Markets Equity Fund, Class R6	3,896,062
37,691	JPMorgan Equity Index Fund, Class R6	2,373,024
146,876	JPMorgan Growth Advantage Fund, Class R6	4,326,965
184,283	JPMorgan Large Cap Growth Fund, Class R6	10,034,222
583,940	JPMorgan Large Cap Value Fund, Class R6	10,026,245
775,045	JPMorgan US Equity Fund, Class R6	14,725,855
		45,382,373

See accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 53.2% (Continued)
	FIXED INCOME - 18.2%
2,256,840	JPMorgan Core Plus Bond Fund, Class R6	$15,211,104
1,347,906	JPMorgan Income Fund, Class R6	10,756,291
		25,967,395

	TOTAL OPEN END FUNDS (Cost $78,186,031)	75,994,610

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
313,418	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $313,418)(a)	313,418

	TOTAL INVESTMENTS - 99.9% (Cost $147,911,855)	$142,641,148
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	116,079
	NET ASSETS - 100.0%	$142,757,227

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	OPEN END FUNDS — 99.9%
	ALTERNATIVE - 10.1%
843,102	Meeder Spectrum Fund, Institutional Class(a)	$10,344,861

	EQUITY - 76.4%
1,446,294	Meeder Dynamic Allocation Fund, Institutional Class(a)	17,398,912
330,191	Meeder Moderate Allocation Fund, Institutional Class	3,618,898
6,836,791	Meeder Muirfield Fund, Institutional Class(a)	57,770,883
		78,788,693
	FIXED INCOME - 2.7%
167,779	Meeder Total Return Bond Fund, Institutional Class	1,481,484
72,501	Performance Trust Strategic Bond Fund, Institutional Class	1,331,846
		2,813,330
	MIXED ALLOCATION - 10.7%
697,968	Meeder Balanced Fund, Institutional Class	8,166,226
137,707	Meeder Conservative Allocation Fund, Institutional Class	2,879,451
		11,045,677

	TOTAL OPEN END FUNDS (Cost $116,574,012)	102,992,561

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
334,762	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $334,762)(b)	334,762

	TOTAL INVESTMENTS - 100.2% (Cost $116,908,774)	$103,327,323
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(175,367)
	NET ASSETS - 100.0%	$103,151,956

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.5%
	COMMODITY - 4.7%
142,647	iShares GSCI Commodity Dynamic ETF	$4,018,366

	EQUITY - 9.8%
55,807	Schwab International Small-Cap Equity ETF	1,707,694
75,949	SPDR Portfolio Emerging Markets ETF	2,466,064
10,208	Vanguard Small-Cap Growth ETF	2,032,106
13,827	Vanguard Small-Cap Value ETF	2,098,524
		8,304,388

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,735,493)	12,322,754

	OPEN END FUNDS — 85.1%
	EQUITY - 85.1%
308,333	MFS Global Real Estate Fund, Class R6	4,353,657
64,185	MFS Growth Fund, Class R6	10,247,820
145,332	MFS Institutional International Equity Fund, Class R6	4,274,229
116,257	MFS International Growth Fund, Class R5	4,250,356
347,244	MFS International Large Cap Value Fund, Class R6	4,229,434
54,915	MFS International New Discovery Fund, Class R6	1,583,188
341,124	MFS Mid Cap Growth Fund, Class R6(a)	8,521,268
311,528	MFS Mid Cap Value Fund, Class R6	8,538,990
187,673	MFS Research Fund, Class R6	9,378,036
336,948	MFS Research International Fund, Class R6	6,701,887
225,462	MFS Value Fund, Class R6	10,233,728
	TOTAL OPEN END FUNDS (Cost $74,892,391)	72,312,593

See accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
356,141	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $356,141)(b)	$356,141

	TOTAL INVESTMENTS - 100.0% (Cost $88,984,025)	$84,991,488
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	2,701
	NET ASSETS - 100.0%	$84,994,189

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2023.

(c)	Amount represents less than 0.05%.

See accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 5.7%
	FIXED INCOME - 5.7%
131,009	Janus Henderson Mortgage-Backed Securities ETF (Cost $6,150,152)	$5,532,510

	OPEN END FUNDS — 93.9%
	EQUITY - 28.5%
260,723	Janus Henderson Asia Equity Fund, Class N(a),(b)	2,377,795
166,712	Janus Henderson Contrarian Fund, Class N	3,812,702
1,030,751	Janus Henderson Global Equity Income Fund, Class N	5,792,819
135,471	Janus Henderson Global Life Sciences Fund, Class N	8,458,801
159,690	Janus Henderson Global Technology and Innovation Fund, Class N(a)	7,103,022
		27,545,139
	FIXED INCOME - 56.2%
1,730,577	Counterpoint Tactical Income Fund, Class I	18,863,292
120,673	Counterpoint Tactical Municipal Fund, Class I	1,221,206
1,309,412	Janus Henderson Developed World Bond Fund, Class R6	9,349,204
1,164,897	Janus Henderson Flexible Bond Fund, Class N	10,134,604
167,744	Janus Henderson High-Yield Fund, Class N	1,125,562
43,410	Kensington Managed Income Fund, Institutional Class	413,696
335,027	Sierra Tactical Bond Fund, Institutional Class	8,342,169
271,154	Toews Tactical Income Fund	2,611,212
231,558	WSTCM Credit Select Risk-Managed Fund, Institutional Class	2,324,838
		54,385,783
	MIXED ALLOCATION - 9.2%
676,250	Janus Henderson Dividend & Income Builder Fund, Class R6(b)	8,933,262

	TOTAL OPEN END FUNDS (Cost $95,065,519)	90,864,184

See accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2023

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
254,199	BlackRock Liquidity FedFund, Institutional Class, 5.24% (Cost $254,199)(c)	$254,199

	TOTAL INVESTMENTS - 99.9% (Cost $101,469,870)	$96,650,893
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	144,906
	NET ASSETS - 100.0%	$96,795,799

ETF	- Exchange-Traded Fund

(a)	Non-income producing security.

(b)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this security.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2023.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2023

		PFG American
		Funds®		PFG BNY	PFG BR Target
	PFG Active	Conservative	PFG American	Mellon	Allocation
	Core Bond	Income Strategy	Funds® Growth	Diversifier	Equity Strategy
	Strategy Fund	Fund	Strategy Fund	Strategy Fund	Fund
Assets
Investment securities, at cost	$133,840,534	$206,964,165	$672,185,809	$47,139,927	$129,358,998
Affiliated investments, at cost	—	—	—	98,417,100	—
Investments, At cost	133,840,534	206,964,165	672,185,809	145,557,027	129,358,998
Investment securities, at value	117,922,094	183,914,786	589,514,656	41,872,358	122,320,120
Affiliated investments, at value	—	—	—	88,014,427	—
Investments, At value	117,922,094	183,914,786	589,514,656	129,886,785	122,320,120
Dividends and interest receivable	491,584	447,493	10,559	329,012	2,406
Receivable for fund shares sold	126,319	463,904	966,983	73,485	143,059
Receivable for investments sold	64,925	284,950	399,975	135,000	101,952
Total Assets	118,604,922	185,111,133	590,892,173	130,424,282	122,567,537
Liabilities
Accrued advisory fees	117,510	188,108	606,743	136,264	125,999
Payable to Administrator	54,166	120,684	448,061	68,627	35,578
Payable for fund shares redeemed	34,837	988,103	49,278	82,096	22,850
Distribution (12b-1) fees payable	22,623	33,276	118,805	25,130	22,208
Payable for investments purchased	—	—	—	—	71,984
Total Liabilities	229,136	1,330,171	1,222,887	312,117	278,619
Net Assets	$118,375,786	$183,780,962	$589,669,286	$130,112,165	$122,288,918
Net Assets consist of:
Paid-in capital	$143,704,895	$210,299,257	$678,243,488	$155,738,826	$145,951,398
Accumulated deficits	(25,329,109)	(26,518,295)	(88,574,202)	(25,626,661)	(23,662,480)
Net Assets	$118,375,786	$183,780,962	$589,669,286	$130,112,165	$122,288,918
Class R
Net Assets	$118,375,786	$183,780,962	$589,669,286	$130,112,165	$122,288,918
Shares outstanding (unlimited number of shares authorized, no par value)	14,672,276	20,586,587	62,779,343	14,877,395	11,243,949
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.07	$8.93	$9.39	$8.75	$10.88

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2023

	PFG Fidelity	PFG Fidelity	PFG Fidelity
	Institutional	Institutional	Institutional	PFG Invesco®	PFG Janus
	AM® Core Plus	AM® Equity	AM® Equity	Equity Factor	Henderson®
	Bond Strategy	Index Strategy	Sector Strategy	Rotation	Balanced
	Fund	Fund	Fund	Strategy Fund	Strategy Fund
Assets
Investment securities, at cost	$32,955,461	$266,921,171	$253,443,950	$46,408,424	$290,899,221
Affiliated investments, at cost	11,030,236	—	80,525,371	4,940,265	—
Investments, At cost	43,985,697	266,921,171	333,969,321	51,348,689	290,899,221
Investment securities, at value	31,804,545	276,764,888	252,929,454	43,969,409	251,902,832
Affiliated investments, at value	10,586,785	—	76,687,768	4,723,929	—
Investments, At value	42,391,330	276,764,888	329,617,222	48,693,338	251,902,832
Dividends and interest receivable	125,165	8,760	8,602	6,402	35,260
Receivable for investments sold	69,970	—	460,244	75,054	—
Receivable for fund shares sold	43,139	649,763	729,821	64,539	192,342
Prepaid expenses and other assets	—	—	—	26,591	—
Total Assets	42,629,604	277,423,411	330,815,889	48,865,924	252,130,434
Liabilities
Payable for investments purchased	146,092	—	1,283,637	—	—
Payable for fund shares redeemed	58,455	70,623	54,224	5,663	86,669
Accrued advisory fees	37,736	287,148	338,445	40,151	261,442
Payable to Administrator	13,811	212,802	184,577	—	163,259
Distribution (12b-1) fees payable	3,157	36,106	43,350	3,359	21,871
Total Liabilities	259,251	606,679	1,904,233	49,173	533,241
Net Assets	$42,370,353	$276,816,732	$328,911,656	$48,816,751	$251,597,193
Net Assets consist of:
Paid-in capital	$44,884,005	$258,219,947	$334,843,106	$68,166,174	$311,057,735
Accumulated earnings (deficits)	(2,513,652)	18,596,785	(5,931,450)	(19,349,423)	(59,460,542)
Net Assets	$42,370,353	$276,816,732	$328,911,656	$48,816,751	$251,597,193
Class R
Net Assets	$42,370,353	$276,816,732	$328,911,656	$48,816,751	$251,597,193
Shares outstanding (unlimited number of shares authorized, no par value)	5,163,065	23,439,958	28,655,153	6,838,094	30,964,679
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$8.21	$11.81	$11.48	$7.14	$8.13

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2023

	PFG JP	PFG JP
	Morgan®	Morgan®		PFG MFS®
	Tactical	Tactical	PFG Meeder	Aggressive	PFG Tactical
	Aggressive	Moderate	Tactical	Growth Strategy	Income Strategy
	Strategy Fund	Strategy Fund	Strategy Fund	Fund	Fund
Assets
Investment securities, at cost	$218,718,521	$147,911,855	$19,816,812	$88,984,025	$89,836,495
Affiliated investments, at cost	25,101,095	—	97,091,962	—	11,633,375
Investments, At cost	243,819,616	147,911,855	116,908,774	88,984,025	101,469,870
Investment securities, at value	217,248,438	142,641,148	17,812,667	84,991,488	85,339,836
Affiliated investments, at value	22,935,002	—	85,514,656	—	11,311,057
Investments, At value	240,183,440	142,641,148	103,327,323	84,991,488	96,650,893
Cash	—	58,883	—	—	128,665
Receivable for investments sold	640,150	483,244	300,000	101,927	60,042
Receivable for fund shares sold	161,694	51,463	20,925	109,845	98,524
Dividends and interest receivable	4,694	44,140	8,153	1,890	70,188
Total Assets	240,989,978	143,278,878	103,656,401	85,205,150	97,008,312
Liabilities
Accrued advisory fees	249,487	147,362	108,987	87,156	101,110
Payable for fund shares redeemed	170,355	90,754	331,227	10,858	47,400
Payable to Administrator	158,726	88,332	46,267	21,635	46,079
Distribution (12b-1) fees payable	34,577	26,901	17,964	21,218	17,924
Payable for investments purchased	—	168,302	—	70,094	—
Total Liabilities	613,145	521,651	504,445	210,961	212,513
Net Assets	$240,376,833	$142,757,227	$103,151,956	$84,994,189	$96,795,799
Net Assets consist of:
Paid-in capital	$263,696,273	$166,251,522	$117,249,100	$87,239,831	$113,996,576
Accumulated deficits	(23,319,440)	(23,494,295)	(14,097,144)	(2,245,642)	(17,200,777)
Net Assets	$240,376,833	$142,757,227	$103,151,956	$84,994,189	$96,795,799
Class R
Net Assets	$240,376,833	$142,757,227	$103,151,956	$84,994,189	$96,795,799
Shares outstanding (unlimited number of shares authorized, no par value)	22,159,188	15,497,544	11,976,717	10,394,503	11,046,272
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.85	$9.21	$8.61	$8.18	$8.76

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2023

		PFG American
		Funds®		PFG BNY	PFG BR Target
	PFG Active	Conservative	PFG American	Mellon	Allocation
	Core Bond	Income Strategy	Funds® Growth	Diversifier	Equity Strategy
	Strategy Fund	Fund	Strategy Fund	Strategy Fund	Fund
Investment Income
Unaffiliated dividend income	$2,871,231	$3,518,497	$1,501,289	$—	$1,175,111
Affiliated dividend income	—	—	—	1,898,120	—
Interest income	17,282	22,084	66,673	20,573	15,345
Total investment income	2,888,513	3,540,581	1,567,962	1,918,693	1,190,456

Expenses
Investment advisor fees	731,525	1,202,959	3,834,943	922,597	805,056
Distribution (12b-1) fees:
Class R	58,363	95,975	305,960	73,607	64,229
Administration fees	409,060	672,402	2,142,016	516,098	449,647
Total expenses	1,198,948	1,971,336	6,282,919	1,512,302	1,318,932
Less expenses waived by adviser	(33,815)	(55,670)	(177,488)	(42,689)	(37,268)
Net operating expenses	1,165,133	1,915,666	6,105,431	1,469,613	1,281,664
Net Investment Income (Loss)	1,723,380	1,624,915	(4,537,469)	449,080	(91,208)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Long term capital gain dividends from investment companies	$—	$—	$1,166,067	$—	$—
Unaffiliated investments	(1,893,366)	(1,749,454)	672,900	(3,487,152)	1,840,674
Affiliated investments	—	—	—	(3,315,452)	—
	(1,893,366)	(1,749,454)	1,838,967	(6,802,604)	1,840,674
Net Change in Unrealized:
Unaffiliated investments	(4,910,235)	(9,432,270)	(4,395,267)	1,115,138	(3,949,426)
Affiliated investments	—	—	—	(4,128,842)	—
	(4,910,235)	(9,432,270)	(4,395,267)	(3,013,704)	(3,949,426)

Net Realized and Change in Unrealized Loss on Investments	(6,803,601)	(11,181,724)	(2,556,300)	(9,816,308)	(2,108,752)
Net Decrease in Net Assets Resulting From Operations	$(5,080,221)	$(9,556,809)	$(7,093,769)	$(9,367,228)	$(2,199,960)

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2023

	PFG Fidelity	PFG Fidelity	PFG Fidelity
	Institutional	Institutional	Institutional	PFG Invesco®	PFG Janus
	AM® Core Plus	AM® Equity	AM® Equity	Equity Factor	Henderson®
	Bond Strategy	Index Strategy	Sector Strategy	Rotation	Balanced
	Fund	Fund	Fund	Strategy Fund	Strategy Fund
Investment Income
Unaffiliated dividend income	$424,725	$1,369,168	$1,290,348	$286,043	$3,153,322
Affiliated dividend income	111,918	—	561,024	27,289	—
Interest income	26,736	50,865	52,855	9,502	30,183
Total investment income	563,379	1,420,033	1,904,227	322,834	3,183,505

Expenses
Investment advisor fees	176,322	1,742,671	2,057,809	213,005	1,690,602
Distribution (12b-1) fees:
Class R	14,068	139,034	164,177	16,994	134,880
Administration fees	98,636	973,484	1,149,689	118,957	944,735
Total expenses	289,026	2,855,189	3,371,675	348,956	2,770,217
Less expenses waived by adviser	(8,167)	(80,660)	(95,244)	(9,868)	(78,248)
Net operating expenses	280,859	2,774,529	3,276,431	339,088	2,691,969
Net Investment Income (Loss)	282,520	(1,354,496)	(1,372,204)	(16,254)	491,536

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Unaffiliated investments	(502,177)	6,389,267	7,212,234	(4,231,988)	(3,129,187)
Affiliated investments	(1,092)	—	(479,731)	53,966	—
	(503,269)	6,389,267	6,732,503	(4,178,022)	(3,129,187)
Net Change in Unrealized:
Unaffiliated investments	(1,290,025)	(14,211,723)	(12,499,327)	2,947,224	(6,659,701)
Affiliated investments	(443,451)	—	(4,041,654)	(216,336)	—
	(1,733,476)	(14,211,723)	(16,540,981)	2,730,888	(6,659,701)

Net Realized and Change in Unrealized Loss on Investments	(2,236,745)	(7,822,456)	(9,808,478)	(1,447,134)	(9,788,888)
Net Decrease in Net Assets Resulting From Operations	$(1,954,225)	$(9,176,952)	$(11,180,682)	$(1,463,388)	$(9,297,352)

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2023

	PFG JP	PFG JP
	Morgan®	Morgan®		PFG MFS®
	Tactical	Tactical	PFG Meeder	Aggressive	PFG Tactical
	Aggressive	Moderate	Tactical	Growth Strategy	Income Strategy
	Strategy Fund	Strategy Fund	Strategy Fund	Fund	Fund
Investment Income
Unaffiliated dividend income	$1,363,911	$2,219,583	$264,302	$174,282	$1,988,267
Affiliated dividend income	920,492	—	801,951	—	231,380
Interest income	36,342	21,590	13,390	12,265	17,505
Total investment income	2,320,745	2,241,173	1,079,643	186,547	2,237,152

Expenses
Investment advisor fees	1,615,965	993,414	718,498	553,378	704,167
Distribution (12b-1) fees:
Class R	128,925	79,257	57,323	44,150	56,180
Administration fees	902,978	555,382	401,890	309,417	393,917
Total expenses	2,647,868	1,628,053	1,177,711	906,945	1,154,264
Less expenses waived by adviser	(74,786)	(45,972)	(33,252)	(25,610)	(32,594)
Net operating expenses	2,573,082	1,582,081	1,144,459	881,335	1,121,670
Net Investment Income (Loss)	(252,337)	659,092	(64,816)	(694,788)	1,115,482

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Unaffiliated investments	1,062,235	361,778	(38,626)	485,463	(2,034,780)
Affiliated investments	(712,341)	—	(1,025,379)	—	(218,601)
	349,894	361,778	(1,064,005)	485,463	(2,253,381)
Net Change in Unrealized:
Unaffiliated investments	(4,792,634)	(7,774,896)	(515,205)	(3,423,449)	(2,438,543)
Affiliated investments	(1,479,894)	—	(1,127,426)	—	(721,613)
	(6,272,528)	(7,774,896)	(1,642,631)	(3,423,449)	(3,160,156)

Net Realized and Change in Unrealized Loss on Investments	(5,922,634)	(7,413,118)	(2,706,636)	(2,937,986)	(5,413,537)
Net Decrease in Net Assets Resulting From Operations	$(6,174,971)	$(6,754,026)	$(2,771,452)	$(3,632,774)	$(4,298,055)

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

			PFG American Funds®
	PFG Active Core Bond Strategy		Conservative Income Strategy		PFG American Funds® Growth
	Fund		Fund		Strategy Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2023	April 30, 2023	2023	April 30, 2023	2023	April 30, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$1,723,380	$4,192,113	$1,624,915	$2,354,479	$(4,537,469)	$(6,932,960)
Long-term capital gain dividends from investment companies	—	—	—	1,396,469	1,166,067	16,727,542
Net realized gain (loss) from investment transactions	(1,893,366)	(9,106,157)	(1,749,454)	(4,449,479)	672,900	(1,605,684)
Net change in unrealized gain (loss) of investment transactions	(4,910,235)	1,338,907	(9,432,270)	(2,456,048)	(4,395,267)	(10,346,715)
Net Decrease in Net Assets Resulting From Operations	(5,080,221)	(3,575,137)	(9,556,809)	(3,154,579)	(7,093,769)	(2,157,817)

Distributions to Shareholders
Distributions paid:
Class R	—	(3,403,797)	—	(5,828,718)	—	(90,892,908)
Net Decrease in Net Assets from Distributions to Shareholders	—	(3,403,797)	—	(5,828,718)	—	(90,892,908)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	23,963,685	38,035,561	26,497,522	68,730,074	79,364,049	138,876,514
Reinvestment of distributions:
Class R	—	3,400,169	—	5,820,013	—	90,799,528
Cost of shares redeemed:
Class R	(15,835,189)	(60,388,184)	(27,915,282)	(75,336,640)	(55,269,793)	(126,381,388)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	8,128,496	(18,952,454)	(1,417,760)	(786,553)	24,094,256	103,294,654

Net Increase (Decrease) in Net Assets	3,048,275	(25,931,388)	(10,974,569)	(9,769,850)	17,000,487	10,243,929

Net Assets
Beginning of period	115,327,511	141,258,899	194,755,531	204,525,381	572,668,799	562,424,870
End of period	$118,375,786	$115,327,511	$183,780,962	$194,755,531	$589,669,286	$572,668,799

Share Transactions - Class R
Shares sold	2,896,166	4,467,398	2,880,135	7,224,739	8,029,993	13,532,426
Shares issued in reinvestment of distributions	—	413,143	—	633,298	—	10,436,727
Shares redeemed	(1,902,292)	(7,055,949)	(3,039,636)	(7,957,985)	(5,602,946)	(12,390,179)
Total Class R	993,874	(2,175,408)	(159,501)	(99,948)	2,427,047	11,578,974

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG BNY Mellon Diversifier		PFG BR Target Allocation		PFG Fidelity Institutional AM®
	Strategy Fund		Equity Strategy Fund		Core Plus Bond Strategy Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2023	April 30, 2023	2023	April 30, 2023	2023	April 30, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$449,080	$4,279,169	$(91,208)	$(481,550)	$282,520	$92,257
Long-term capital gain dividends from investment companies	—	658,928	—	—	—	—
Net realized gain (loss) from investment transactions	(6,802,604)	(3,122,041)	1,840,674	(14,679,464)	(503,269)	(748,376)
Net change in unrealized gain (loss) of investment transactions	(3,013,704)	(5,470,869)	(3,949,426)	11,901,456	(1,733,476)	729,809
Net increase (decrease) in Net Assets Resulting From Operations	(9,367,228)	(3,654,813)	(2,199,960)	(3,259,558)	(1,954,225)	73,690

Distributions to Shareholders
Distributions paid:
Class R	—	(7,183,409)	—	(3,884,118)	—	(30,301)
Net Decrease in Net Assets from Distributions to Shareholders	—	(7,183,409)	—	(3,884,118)	—	(30,301)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	14,878,329	46,811,071	15,623,474	39,244,997	28,481,254	20,765,720
Reinvestment of distributions:
Class R	—	7,181,240	—	3,879,332	—	30,301
Cost of shares redeemed:
Class R	(28,442,089)	(51,904,313)	(12,937,453)	(131,410,267)	(4,917,348)	(6,955,658)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(13,563,760)	2,087,998	2,686,021	(88,285,938)	23,563,906	13,840,363

Net Increase (Decrease) in Net Assets	(22,930,988)	(8,750,224)	486,061	(95,429,614)	21,609,681	13,883,752

Net Assets
Beginning of period	153,043,153	161,793,377	121,802,857	217,232,471	20,760,672	6,876,920
End of period	$130,112,165	$153,043,153	$122,288,918	$121,802,857	$42,370,353	$20,760,672

Share Transactions - Class R
Shares sold	1,630,908	4,903,904	1,371,435	3,674,971	3,377,123	2,399,501
Shares issued in reinvestment of distributions	—	782,270	—	376,634	—	3,532
Shares redeemed	(3,145,777)	(5,386,051)	(1,130,029)	(12,132,951)	(578,605)	(802,333)
Total Class R	(1,514,869)	300,123	241,406	(8,081,346)	2,798,518	1,600,700

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG Fidelity Institutional AM®		PFG Fidelity Institutional AM®		PFG Invesco® Equity Factor
	Equity Index Strategy Fund		Equity Sector Strategy Fund		Rotation Strategy Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2023	April 30, 2023	2023	April 30, 2023	2023	April 30, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$(1,354,496)	$257,640	$(1,372,204)	$(1,635,552)	$(16,254)	$(414,628)
Long-term capital gain dividends from investment companies	—	38,401	—	2,014,017	—	—
Net realized gain (loss) from investment transactions	6,389,267	6,416,545	6,732,503	(7,886,873)	(4,178,022)	(11,452,474)
Net change in unrealized gain (loss) of investment transactions	(14,211,723)	(264,320)	(16,540,981)	23,731,084	2,730,888	10,736,748
Net increase (decrease) in Net Assets Resulting From Operations	(9,176,952)	6,448,266	(11,180,682)	16,222,676	(1,463,388)	(1,130,354)

Distributions to Shareholders
Distributions paid:
Class R	—	(8,767,973)	—	(25,998,580)	—	—
Net Decrease in Net Assets from Distributions to Shareholders	—	(8,767,973)	—	(25,998,580)	—	—

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	73,947,204	140,501,202	69,817,139	110,543,234	21,768,704	7,165,649
Reinvestment of distributions:
Class R	—	8,766,280	—	25,988,247	—	—
Cost of shares redeemed:
Class R	(34,293,441)	(33,426,900)	(26,928,104)	(53,947,296)	(3,045,332)	(33,729,702)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	39,653,763	115,840,582	42,889,035	82,584,185	18,723,372	(26,564,053)

Net Increase (Decrease) in Net Assets	30,476,811	113,520,875	31,708,353	72,808,281	17,259,984	(27,694,407)

Net Assets
Beginning of period	246,339,921	132,819,046	297,203,303	224,395,022	31,556,767	59,251,174
End of period	$276,816,732	$246,339,921	$328,911,656	$297,203,303	$48,816,751	$31,556,767

Share Transactions - Class R
Shares sold	5,950,835	11,774,294	5,757,676	9,168,443	2,952,466	974,411
Shares issued in reinvestment of distributions	—	771,680	—	2,341,284	—	—
Shares redeemed	(2,774,526)	(2,829,238)	(2,218,598)	(4,520,810)	(401,443)	(4,476,266)
Total Class R	3,176,309	9,716,736	3,539,078	6,988,917	2,551,023	(3,501,855)

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG Janus Henderson®		PFG JP Morgan® Tactical		PFG JP Morgan® Tactical
	Balanced Strategy Fund		Aggressive Strategy Fund		Moderate Strategy Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2023	April 30, 2023	2023	April 30, 2023	2023	April 30, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$491,536	$177,949	$(252,337)	$162,152	$659,092	$1,222,270
Long-term capital gain dividends from investment companies	—	1,714,455	—	3,404,002	—	1,549,989
Net realized gain (loss) from investment transactions	(3,129,187)	(18,960,552)	349,894	(21,933,170)	361,778	(18,278,556)
Net change in unrealized gain (loss) of investment transactions	(6,659,701)	16,382,800	(6,272,528)	19,185,634	(7,774,896)	13,882,041
Net increase (decrease) in Net Assets Resulting From Operations	(9,297,352)	(685,348)	(6,174,971)	818,618	(6,754,026)	(1,624,256)

Distributions to Shareholders
Distributions paid:
Class R	—	(8,642,424)	—	(13,830,184)	—	(12,733,715)
Net Decrease in Net Assets from Distributions to Shareholders	—	(8,642,424)	—	(13,830,184)	—	(12,733,715)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	23,516,126	73,483,929	23,685,762	55,749,428	9,921,300	34,012,356
Reinvestment of distributions:
Class R	—	8,636,995	—	13,820,807	—	12,728,121
Cost of shares redeemed:
Class R	(30,694,873)	(79,616,440)	(27,838,613)	(55,613,087)	(24,326,179)	(59,097,855)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(7,178,747)	2,504,484	(4,152,851)	13,957,148	(14,404,879)	(12,357,378)

Net Increase (Decrease) in Net Assets	(16,476,099)	(6,823,288)	(10,327,822)	945,582	(21,158,905)	(26,715,349)

Net Assets
Beginning of period	268,073,292	274,896,580	250,704,655	249,759,073	163,916,132	190,631,481
End of period	$251,597,193	$268,073,292	$240,376,833	$250,704,655	$142,757,227	$163,916,132

Share Transactions - Class R
Shares sold	2,778,008	8,813,255	2,070,870	5,046,655	1,027,098	3,457,533
Shares issued in reinvestment of distributions	—	1,082,330	—	1,322,565	—	1,384,997
Shares redeemed	(3,641,993)	(9,546,217)	(2,438,034)	(5,014,604)	(2,521,884)	(5,966,134)
Total Class R	(863,985)	349,368	(367,164)	1,354,616	(1,494,786)	(1,123,604)

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG Meeder Tactical Strategy		PFG MFS® Aggressive Growth		PFG Tactical Income Strategy
	Fund		Strategy Fund		Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2023	April 30, 2023	2023	April 30, 2023	2023	April 30, 2023
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$(64,816)	$(1,004,339)	$(694,788)	$160,493	$1,115,482	$1,953,692
Long-term capital gain dividends from investment companies	—	2,172,351	—	1,771,030	—	—
Net realized gain (loss) from investment transactions	(1,064,005)	(59,613)	485,463	2,353,098	(2,253,381)	(12,195,516)
Net change in unrealized gain (loss) of investment transactions	(1,642,631)	(840,508)	(3,423,449)	(4,866,397)	(3,160,156)	10,284,658
Net increase (decrease) in Net Assets Resulting From Operations	(2,771,452)	267,891	(3,632,774)	(581,776)	(4,298,055)	42,834

Distributions to Shareholders
Distributions paid:
Class R	—	(16,967,616)	—	(13,300,171)	—	(911,468)
Net Decrease in Net Assets from Distributions to Shareholders	—	(16,967,616)	—	(13,300,171)	—	(911,468)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	8,738,676	24,273,028	12,317,142	17,251,820	13,165,045	42,814,467
Reinvestment of distributions:
Class R	—	16,961,420	—	13,288,012	—	911,156
Cost of shares redeemed:
Class R	(16,818,287)	(29,540,600)	(7,406,155)	(21,018,291)	(28,560,880)	(44,294,975)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(8,079,611)	11,693,848	4,910,987	9,521,541	(15,395,835)	(569,352)

Net Increase (Decrease) in Net Assets	(10,851,063)	(5,005,877)	1,278,213	(4,360,406)	(19,693,890)	(1,437,986)

Net Assets
Beginning of period	114,003,019	119,008,896	83,715,976	88,076,382	116,489,689	117,927,675
End of period	$103,151,956	$114,003,019	$84,994,189	$83,715,976	$96,795,799	$116,489,689

Share Transactions - Class R
Shares sold	969,347	2,527,662	1,431,415	1,875,974	1,447,009	4,789,316
Shares issued in reinvestment of distributions	—	1,983,792	—	1,636,455	—	104,132
Shares redeemed	(1,871,097)	(3,034,188)	(855,220)	(2,231,992)	(3,151,912)	(4,976,138)
Total Class R	(901,750)	1,477,266	576,195	1,280,437	(1,704,903)	(82,690)

See accompanying notes to financial statements.

PFG Active Core Bond Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.43		$8.91	$10.15	$9.98	$9.95	$9.77

Investment operations:
Net investment income (a)(b)	0.12		0.31	0.07	0.18	0.19	0.15
Net realized and unrealized gain (loss) on investments	(0.48)		(0.53)	(0.95)	0.27	0.07	0.12
Total from investment operations	(0.36)		(0.22)	(0.88)	0.45	0.26	0.27

Less distributions to shareholders from:
Net investment income	—		(0.26)	(0.08)	(0.19)	(0.20)	(0.09)
Net realized gains	—		—	(0.28)	(0.09)	(0.03)	— (c)
Return of capital	—		—	—	—	— (c)	—
Total distributions	—		(0.26)	(0.36)	(0.28)	(0.23)	(0.09)

Net asset value, end of period	$8.07		$8.43	$8.91	$10.15	$9.98	$9.95

Total Return (d)	(4.27	)% (e)	(2.43)%	(9.00)%	4.43%	2.59%	2.78%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$118,376		$115,328	$141,259	$169,153	$121,205	$68,594
Ratio of expenses to:
average net assets, before reimbursement(f)	2.05	% (g)	2.05%	2.05%	2.05%	2.12%	1.98%
average net assets, net of reimbursement (f)	1.99	% (g)	2.03%	2.05%	2.05%	2.12%	1.98%
Ratio of net investment income to average net assets (b)(f)	2.95	% (g)	3.58%	0.71%	1.78%	1.92%	1.50%
Portfolio turnover rate	16	% (e)	31%	53%	64%	89%	38%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Rounds to less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

See accompanying notes to financial statements.

PFG American Funds® Conservative Income Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months
	Ended		Year	Year	Year
	October 31,		Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021(a)
Net asset value, beginning of period	$9.39		$9.81	$10.42	$10.00

Investment operations:
Net investment income (loss) (b)(c)	0.08		0.11	(0.03)	0.09
Net realized and unrealized gain (loss) on investments	(0.54)		(0.25)	(0.43)	0.50
Total from investment operations	(0.46)		(0.14)	(0.46)	0.59

Less distributions to shareholders from:
Net investment income	—		(0.06)	—	(0.11)
Net realized gains	—		(0.22)	(0.15)	(0.06)
Total distributions	—		(0.28)	(0.15)	(0.17)

Net asset value, end of period	$8.93		$9.39	$9.81	$10.42

Total Return (d)	(4.90	)% (e)	(1.42)%	(4.55)%	5.89	% (e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$183,781		$194,756	$204,525	$194,943
Ratio of expenses to:
average net assets, before reimbursement(f)	2.05	% (g)	2.05%	2.05%	2.05	% (g)
average net assets, net of reimbursement (f)	1.99	% (g)	2.03%	2.05%	2.05	% (g)
Ratio of net investment income (loss) to average net assets (c)(f)	1.69	% (g)	1.18%	(0.28)%	0.86	% (g)
Portfolio turnover rate	8	% (e)	33%	34%	52	% (e)

(a)	PFG American® Funds Conservative Income Strategy Fund commenced operations and trading on May 2, 2020.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

See accompanying notes to financial statements.

PFG American Funds® Growth Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months Ended		Year	Year	Year
	October 31,		Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021(a)
Net asset value, beginning of period	$9.49		$11.53	$14.25	$10.00

Investment operations:
Net investment loss (b)(c)	(0.07)		(0.13)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on investments(d)	(0.03)		(0.09)	(1.76)	4.72
Total from investment operations	(0.10)		(0.22)	(1.99)	4.56

Less distributions to shareholders from:
Net realized gains	—		(1.82)	(0.73)	(0.31)
Total distributions	—		(1.82)	(0.73)	(0.31)

Net asset value, end of period	$9.39		$9.49	$11.53	$14.25

Total Return (e)	(1.05	)% (f)	(0.50)%	(15.06)%	45.89	% (f)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$589,669		$572,669	$562,425	$769,747
Ratio of expenses to:
average net assets, before reimbursement(g)	2.05	% (h)	2.05%	2.05%	2.05	% (h)
average net assets, net of reimbursement (g)	1.99	% (h)	2.03%	2.05%	2.05	% (h)
Ratio of net investment loss to average net assets (c)(g)	(1.49	)% (h)	(1.29)%	(1.61)%	(1.31	)% (h)
Portfolio turnover rate	4	% (f)	12%	25%	33	% (f)

(a)	PFG American Funds® Growth Strategy Fund commenced operations and trading on May 2, 2020.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Annualized.

See accompanying notes to financial statements.

PFG BNY Mellon Diversifier Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.34		$10.05	$10.79	$9.63	$9.64	$9.67

Investment operations:
Net investment income (a)(b)	0.03		0.27	0.07	0.01	0.07	0.14
Net realized and unrealized gain (loss) on investments	(0.62)		(0.49)	(0.44)	1.16	0.07	(0.09)
Total from investment operations	(0.59)		(0.22)	(0.37)	1.17	0.14	0.05

Less distributions to shareholders from:
Net investment income	—		(0.34)	—	(0.01)	(0.13)	(0.08)
Net realized gains	—		(0.15)	(0.37)	—	—	—
Return of capital	—		—	—	—	(0.02)	—
Total distributions	—		(0.49)	(0.37)	(0.01)	(0.15)	(0.08)

Net asset value, end of period	$8.75		$9.34	$10.05	$10.79	$9.63	$9.64

Total Return (c)	(6.32	)% (d)	(2.13)%	(3.64)%	12.14%	1.40%	0.60%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$130,112		$153,043	$161,793	$124,937	$70,829	$61,653
Ratio of expenses to:
average net assets, before reimbursement(e)	2.05	% (f)	2.05%	2.05%	2.05%	2.19%	2.09%
average net assets, net of reimbursement (e)	1.99	% (f)	2.03%	2.05%	2.05%	2.19%	2.09%
Ratio of net investment income to average net assets (b)(e)	0.61	% (f)	2.83%	0.65%	0.10%	0.67%	1.49%
Portfolio turnover rate	18	% (d)	54%	19%	67%	22%	203%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Annualized.

See accompanying notes to financial statements.

PFG BR Target Allocation Equity Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months Ended		Year	Year	Year
	October 31,		Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021(a)
Net asset value, beginning of period	$11.07		$11.38	$13.86	$10.00

Investment operations:
Net investment loss (b)(c)	(0.01)		(0.03)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments(d)	(0.18)		0.08	(0.99)	4.26
Total from investment operations	(0.19)		0.05	(1.06)	4.18

Less distributions to shareholders from:
Net investment income	—		— (e)	—	—
Net realized gains	—		(0.36)	(1.42)	(0.32)
Total distributions	—		(0.36)	(1.42)	(0.32)

Net asset value, end of period	$10.88		$11.07	$11.38	$13.86

Total Return (f)	(1.72	)% (g)	0.70%	(9.29)%	42.12	% (g)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$122,289		$121,803	$217,232	$136,925
Ratio of expenses to:
average net assets, before reimbursement(h)	2.05	% (i)	2.05%	2.05%	2.05	% (i)
average net assets, net of reimbursement (h)	1.99	% (i)	2.04%	2.05%	2.05	% (i)
Ratio of net investment loss to average net assets (c)(h)	(0.14	)% (i)	(0.29)%	(0.53)%	(0.66	)% (i)
Portfolio turnover rate	133	% (g)	43%	48%	52	% (g)

(a)	PFG BR Target Allocation Equity Strategy Fund commenced operations and trading on May 2, 2020.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(e)	Rounds to less than $0.005 per share.

(f)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Annualized.

See accompanying notes to financial statements.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months		For the
	Ended		Year	Period
	October 31,		Ended	Ended
	2023		April 30,	April 30,
	(Unaudited)		2023	2022(a)
Net asset value, beginning of period	$8.78		$9.00	$10.00

Investment operations:
Net investment income (loss) (b)(c)	0.09		0.06	(0.01)
Net realized and unrealized loss on investments	(0.66)		(0.26)	(0.99)
Total from investment operations	(0.57)		(0.20)	(1.00)

Less distributions to shareholders from:
Net investment income	—		(0.02)	—
Net realized gains	—		— (d)	—
Total distributions	—		(0.02)	—

Net asset value, end of period	$8.21		$8.78	$9.00

Total Return (e)	(6.49	)% (f)	(2.24)%	(10.00	)% (f)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$42,370		$20,761	$6,877
Ratio of expenses to:
average net assets, before reimbursement(g)	2.05	% (h)	2.05%	2.06	% (h)
average net assets, net of reimbursement (g)	1.99	% (h)	2.03%	2.06	% (h)
Ratio of net investment income (loss) to average net assets (c)(g)	2.01	% (h)	0.75%	(0.25	)% (h)
Portfolio turnover rate	81	% (f)	70%	6	% (f)

(a)	PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund commenced operations and trading on October 29, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Rounds to less than $0.005 per share.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Annualized.

See accompanying notes to financial statements.

PFG Fidelity Institutional AM® Equity Index Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months
	Ended		Year	Year	Year
	October 31,		Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021(a)
Net asset value, beginning of period	$12.16		$12.59	$14.12	$10.00

Investment operations:
Net investment income (loss) (b)(c)	(0.06)		0.02	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments(d)	(0.29)		0.04	(0.75)	4.49
Total from investment operations	(0.35)		0.06	(0.80)	4.44

Less distributions to shareholders from:
Net investment income	—		(0.04)	(0.02)	(0.02)
Net realized gains	—		(0.45)	(0.71)	(0.30)
Total distributions	—		(0.49)	(0.73)	(0.32)

Net asset value, end of period	$11.81		$12.16	$12.59	$14.12

Total Return (e)	(2.88	)% (f)	0.74%	(6.37)%	44.72	% (f)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$276,817		$246,340	$132,819	$142,663
Ratio of expenses to:
average net assets, before reimbursement(g)	2.05	% (h)	2.05%	2.05%	2.05	% (h)
average net assets, net of reimbursement (g)	1.99	% (h)	2.02%	2.05%	2.05	% (h)
Ratio of net investment income (loss) to average net assets (c)(g)	(0.97	)% (h)	0.15%	(0.36)%	(0.38	)% (h)
Portfolio turnover rate	11	% (f)	16%	16%	30	% (f)

(a)	PFG Fidelity Institutional AM® Equity Index Strategy Fund commenced operations and trading on May 2, 2020.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Annualized.

See accompanying notes to financial statements.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months Ended		Year	Year	Year
	October 31,		Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021(a)
Net asset value, beginning of period	$11.83		$12.38	$12.88	$10.00

Investment operations:
Net investment loss (b)(c)	(0.05)		(0.08)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	(0.30)		0.74	0.47	3.54
Total from investment operations	(0.35)		0.66	0.44	3.53

Less distributions to shareholders from:
Net investment income	—		—	(0.02)	(0.04)
Net realized gains	—		(1.21)	(0.92)	(0.61)
Total distributions	—		(1.21)	(0.94)	(0.65)

Net asset value, end of period	$11.48		$11.83	$12.38	$12.88

Total Return (d)	(2.96	)% (e)	5.95%	2.58%	35.91	% (e)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$328,912		$297,203	$224,395	$138,652
Ratio of expenses to:
average net assets, before reimbursement(f)	2.05	% (g)	2.05%	2.05%	2.05	% (g)
average net assets, net of reimbursement (f)	1.99	% (g)	2.03%	2.05%	2.05	% (g)
Ratio of net investment loss to average net assets (c)(f)	(0.83	)% (g)	(0.65)%	(0.25)%	(0.08	)% (g)
Portfolio turnover rate	31	% (e)	106%	70%	189	% (e)

(a)	PFG Fidelity Institutional AM® Equity Sector Strategy Fund commenced operations and trading on May 2, 2020.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

See accompanying notes to financial statements.

PFG Invesco® Equity Factor Rotation Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months		For the
	Ended		Year	Period
	October 31,		Ended	Ended
	2023		April 30,	April 30,
	(Unaudited)		2023	2022(a)
Net asset value, beginning of period	$7.36		$7.61	$10.00

Investment operations:
Net investment loss (b)(c)	—	(d)	(0.07)	(0.04)
Net realized and unrealized loss on investments	(0.22)		(0.18)	(2.33)
Total from investment operations	(0.22)		(0.25)	(2.37)

Less distributions to shareholders from:
Net investment income	—		—	(0.02)
Total distributions	—		—	(0.02)

Net asset value, end of period	$7.14		$7.36	$7.61

Total Return (e)	(2.99	)% (f)	(3.29)%	(23.77	)% (f)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$48,817		$31,557	$59,251
Ratio of expenses to:
average net assets, before reimbursement(g)	2.05	% (h)	2.05%	2.05	% (h)
average net assets, net of reimbursement (g)	1.99	% (h)	2.04%	2.05	% (h)
Ratio of net investment income (loss) to average net assets (c)(g)	(0.09	)% (h)	(0.90)%	(0.82	)% (h)
Portfolio turnover rate	118	% (f)	22%	7	% (f)

(a)	PFG Invesco® Equity Factor Rotation Strategy Fund commenced operations and trading on October 29, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Rounds to less than $0.005 per share.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Annualized.

See accompanying notes to financial statements.

PFG Janus Henderson® Balanced Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months		For the
	Ended		Year	Period
	October 31,		Ended	Ended
	2023		April 30,	April 30,
	(Unaudited)		2023	2022(a)
Net asset value, beginning of period	$8.42		$8.73	$10.00

Investment operations:
Net investment income (b)(c)	0.02		0.01	—	(d)
Net realized and unrealized loss on investments	(0.31)		(0.04)	(1.23)
Total from investment operations	(0.29)		(0.03)	(1.23)

Less distributions to shareholders from:
Net investment income	—		—	(0.04)
Net realized gains	—		(0.28)	—
Total distributions	—		(0.28)	(0.04)

Net asset value, end of period	$8.13		$8.42	$8.73

Total Return (e)	(3.44	)% (f)	(0.20)%	(12.37	)% (f)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$251,597		$268,073	$274,897
Ratio of expenses to:
average net assets, before reimbursement(g)	2.05	% (h)	2.05%	2.05	% (h)
average net assets, net of reimbursement (g)	1.99	% (h)	2.03%	2.05	% (h)
Ratio of net investment income (loss) to average net assets (c)(g)	0.36	% (h)	0.07%	(0.01	)% (h)
Portfolio turnover rate	5	% (f)	37%	4	% (f)

(a)	PFG Janus Henderson® Balanced Strategy Fund commenced operations and trading on October 29, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Rounds to less than $0.005 per share.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Annualized.

See accompanying notes to financial statements.

PFG JP Morgan® Tactical Aggressive Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$11.13		$11.80	$13.22	$8.95	$9.98	$9.97

Investment operations:
Net investment income (loss) (a)(b)	(0.01)		0.01	0.14	(0.04)	0.01	(0.04)
Net realized and unrealized gain (loss) on investments(c)	(0.27)		(0.02)	(0.87)	4.31	(1.04)	0.34
Total from investment operations	(0.28)		(0.01)	(0.73)	4.27	(1.03)	0.30

Less distributions to shareholders from:
Net investment income	—		—	(0.16)	—	—	—
Net realized gains	—		(0.66)	(0.53)	—	—	(0.25)
Return of capital	—		—	—	—	—	(0.04)
Total distributions	—		(0.66)	(0.69)	—	—	(0.29)

Net asset value, end of period	$10.85		$11.13	$11.80	$13.22	$8.95	$9.98

Total Return (d)	(2.52	)% (e)	0.28%	(6.17)%	47.71%	(10.32)%	3.40%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$240,377		$250,705	$249,759	$137,843	$71,413	$89,498
Ratio of expenses to:
average net assets, before reimbursement(f)	2.05	% (g)	2.05%	2.05%	2.05%	2.14%	2.03%
average net assets, net of reimbursement (f)	1.99	% (g)	2.03%	2.05%	2.05%	2.14%	2.03%
Ratio of net investment income (loss) to average net assets (b)(f)	(0.20	)% (g)	0.07%	1.03%	(0.39)%	0.07%	(0.40)%
Portfolio turnover rate	28	% (e)	99%	57%	42%	39%	116%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Net realized and unrealized gain/(loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains/(losses) in the statement of operations due to the share transactions for the period.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

See accompanying notes to financial statements.

PFG JP Morgan® Tactical Moderate Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.65		$10.52	$12.10	$9.32	$9.96	$9.80

Investment operations:
Net investment income (loss) (a)(b)	0.04		0.07	0.09	0.02	0.06	(0.02)
Net realized and unrealized gain (loss) on investments	(0.48)		(0.14)	(0.91)	2.80	(0.65)	0.18
Total from investment operations	(0.44)		(0.07)	(0.82)	2.82	(0.59)	0.16

Less distributions to shareholders from:
Net investment income	—		—	(0.10)	(0.04)	(0.05)	— (c)
Net realized gains	—		(0.80)	(0.66)	—	—	—
Total distributions	—		(0.80)	(0.76)	(0.04)	(0.05)	—

Net asset value, end of period	$9.21		$9.65	$10.52	$12.10	$9.32	$9.96

Total Return (d)	(4.56	)% (e)	(0.27)%	(7.49)%	30.29%	(6.00)%	1.68%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$142,757		$163,916	$190,631	$168,096	$138,740	$148,742
Ratio of expenses to:
average net assets, before reimbursement(f)	2.05	% (g)	2.05%	2.05%	2.05%	2.09%	2.06%
average net assets, net of reimbursement (f)	1.99	% (g)	2.03%	2.05%	2.05%	2.09%	2.06%
Ratio of net investment income (loss) to average net assets (b)(f)	0.83	% (g)	0.72%	0.74%	0.22%	0.56%	(0.16)%
Portfolio turnover rate	43	% (e)	119%	76%	58%	60%	112%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Rounds to less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

See accompanying notes to financial statements.

PFG Meeder Tactical Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2023		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.85		$10.44	$11.34	$9.23	$9.93	$9.83

Investment operations:
Net investment income (loss) (a)(b)	(0.01)		(0.09)	0.06	(0.10)	(0.11)	(0.03)
Net realized and unrealized gain (loss) on investments	(0.23)		0.08	(0.73)	2.32	(0.57)	0.15
Total from investment operations	(0.24)		(0.01)	(0.67)	2.22	(0.68)	0.12

Less distributions to shareholders from:
Net investment income	—		—	—	—	—	(0.02)
Net realized gains	—		(1.58)	(0.23)	(0.11)	(0.02)	—
Total distributions	—		(1.58)	(0.23)	(0.11)	(0.02)	(0.02)

Net asset value, end of period	$8.61		$8.85	$10.44	$11.34	$9.23	$9.93

Total Return (c)	(2.71	)% (d)	0.39%	(6.09)%	24.09%	(6.91)%	1.20%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$103,152		$114,003	$119,009	$106,050	$96,604	$103,481
Ratio of expenses to:
average net assets, before reimbursement(e)	2.05	% (f)	2.05%	2.05%	2.05%	2.09%	2.04%
average net assets, net of reimbursement (e)	1.99	% (f)	2.03%	2.05%	2.05%	2.09%	2.04%
Ratio of net investment income (loss) to average net assets (b)(e)	(0.11	)% (f)	(0.90)%	0.53%	(0.98)%	(1.07)%	(0.27)%
Portfolio turnover rate	4	% (d)	11%	67%	19%	18%	23%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Annualized.

See accompanying notes to financial statements.

PFG MFS® Aggressive Growth Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months
	Ended
	October 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2023		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.53		$10.32	$13.23	$9.64	$10.52	$9.97

Investment operations:
Net investment income (loss) (a)(b)	(0.07)		0.02	(0.06)	(0.14)	(0.04)	— (c)
Net realized and unrealized gain (loss) on investments	(0.28)		(0.13)	(0.39)	4.10	(0.68)	0.70
Total from investment operations	(0.35)		(0.11)	(0.45)	3.96	(0.72)	0.70

Less distributions to shareholders from:
Net realized gains	—		(1.68)	(2.46)	(0.37)	(0.16)	(0.15)
Total distributions	—		(1.68)	(2.46)	(0.37)	(0.16)	(0.15)

Net asset value, end of period	$8.18		$8.53	$10.32	$13.23	$9.64	$10.52

Total Return (d)	(4.10	)% (e)	(0.21)%	(5.81)%	41.39%	(7.10)%	7.34%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$84,994		$83,716	$88,076	$168,971	$118,933	$118,749
Ratio of expenses to:
average net assets, before reimbursement(f)	2.05	% (g)	2.05%	2.05%	2.05%	2.09%	2.05%
average net assets, net of reimbursement (f)	1.99	% (g)	2.03%	2.05%	2.05%	2.09%	2.05%
Ratio of net investment income (loss) to average net assets (b)(f)	(1.57	)% (g)	0.20%	(0.50)%	(1.18)%	(0.34)%	0.00%
Portfolio turnover rate	7	% (e)	18%	30%	39%	7%	26%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(b)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(c)	Rounds to less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	Annualized.

See accompanying notes to financial statements.

PFG Tactical Income Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

	Six Months
	Ended		Year		Year	Year
	October 31,		Ended		Ended	Ended
	2023		April 30,		April 30,	April 30,
	(Unaudited)		2023		2022	2021(a)
Net asset value, beginning of period	$9.14		$9.19		$11.24	$10.00

Investment operations:
Net investment income (b)(c)	0.09		0.15		0.07	0.17
Net realized and unrealized gain (loss) on investments	(0.47)		(0.13)		(0.75)	1.39
Total from investment operations	(0.38)		0.02		(0.68)	1.56

Less distributions to shareholders from:
Net investment income	—		—	(d)	(0.13)	(0.14)
Net realized gains	—		(0.07)		(1.24)	(0.18)
Total distributions	—		(0.07)		(1.37)	(0.32)

Net asset value, end of period	$8.76		$9.14		$9.19	$11.24

Total Return (e)	(4.16	)% (f)(g)	0.34	% (g)	(7.18)%	15.69	% (f)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$96,796		$116,490		$117,928	$116,538
Ratio of expenses to:
average net assets, before reimbursement(h)	2.05	% (i)	2.05%		2.05%	2.05	% (i)
average net assets, net of reimbursement (h)	1.99	% (i)	2.03%		2.05%	2.05	% (i)
Ratio of net investment income to average net assets (c)(h)	1.98	% (i)	1.72%		0.66%	1.59	% (i)
Portfolio turnover rate	18	% (f)	73%		104%	70	% (f)

(a)	PFG Tactical Income Strategy Fund commenced operations and Trading on May 2, 2020.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year.

(c)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(d)	Rounds to less than $0.005 per share.

(e)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(f)	Not annualized.

(g)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

(h)	Does not include expenses of the investment companies in which the Fund invests.

(i)	Annualized.

See accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2023

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of fifteen different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company. Each Fund currently offers Class R shares. The Funds are “fund of funds”, in that each Fund will generally invest in other investment companies. The Funds and their primary investment objective, as of April 30, 2023, is as follows:

Fund	Primary Objective
PFG Active Core Bond Strategy Fund	Income
PFG American Funds® Conservative Income Strategy Fund	Current Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Target Allocation Equity Strategy Fund	Growth of capital
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Current income
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Invesco® Equity Factor Rotation Strategy Fund	Aggressive growth
PFG Janus Henderson® Balanced Strategy Fund	Capital appreciation with a secondary objective of income
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive growth
PFG Tactical Income Strategy Fund	Current income

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2023 for each Fund’s investments measured at fair value:

PFG Active Core Bond Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$117,568,812	$—	$—	$117,568,812
Short-Term Investment	353,282	—	—	353,282
Total	$117,922,094	$—	$—	$117,922,094

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$183,387,376	$—	$—	$183,387,376
Short-Term Investment	527,410	—	—	527,410
Total	$183,914,786	$—	$—	$183,914,786

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$587,981,727	$—	$—	$587,981,727
Short-Term Investment	1,532,929	—	—	1,532,929
Total	$589,514,656	$—	$—	$589,514,656

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,602,328	$—	$—	$2,602,328
Open End Funds	126,904,954	—	—	126,904,954
Short-Term Investment	379,503	—	—	379,503
Total	$129,886,785	$—	$—	$129,886,785

PFG BR Target Allocation Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$121,869,366	$—	$—	$121,869,366
Short-Term Investment	450,754	—	—	450,754
Total	$122,320,120	$—	$—	$122,320,120

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$23,081,312	$—	$—	$23,081,312
Open End Funds	19,039,139	—	—	19,039,139
Short-Term Investment	270,879	—	—	270,879
Total	$42,391,330	$—	$—	$42,391,330

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$275,277,908	$—	$—	$275,277,908
Short-Term Investment	1,486,980	—	—	1,486,980
Total	$276,764,888	$—	$—	$276,764,888

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$162,436,790	$—	$—	$162,436,790
Open End Funds	165,203,320	—	—	165,203,320
Short-Term Investment	1,977,112	—	—	1,977,112
Total	$329,617,222	$—	$—	$329,617,222

PFG Invesco® Equity Factor Rotation Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$48,549,933	$—	$—	$48,549,933
Short-Term Investment	143,405	—	—	143,405
Total	$48,693,338	$—	$—	$48,693,338

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

PFG Janus Henderson® Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$31,500,876	$—	$—	$31,500,876
Open End Funds	219,520,397	—	—	219,520,397
Short-Term Investment	881,559	—	—	881,559
Total	$251,902,832	$—	$—	$251,902,832

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$104,159,793	$—	$—	$104,159,793
Open End Funds	135,652,134	—	—	135,652,134
Short-Term Investment	371,513	—	—	371,513
Total	$240,183,440	$—	$—	$240,183,440

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$66,333,120	$—	$—	$66,333,120
Open End Funds	75,994,610	—	—	75,994,610
Short-Term Investments	313,418	—	—	313,418
Total	$142,641,148	$—	$—	$142,641,148

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$102,992,561	$—	$—	$102,992,561
Short-Term Investment	334,762	—	—	334,762
Total	$103,327,323	$—	$—	$103,327,323

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$12,322,754	$—	$—	$12,322,754
Open End Funds	72,312,593	—	—	72,312,593
Short-Term Investment	356,141	—	—	356,141
Total	$84,991,488	$—	$—	$84,991,488

PFG Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$5,532,510	$—	$—	$5,532,510
Open End Funds	90,864,184	—	—	90,864,184
Short-Term Investments	254,199	—	—	254,199
Total	$96,650,893	$—	$—	$96,650,893

*	Refer to the Portfolios of Investments for industry classification.

The Funds did not hold any Level 2 or Level 3 securities during the period.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex- dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2020 through April 30, 2022, or expected to be taken in the Funds’ April 30, 2023 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the year ended April 30, 2023, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2023, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG Active Core Bond Strategy Fund	$28,596,320	$18,513,206
PFG American Funds® Conservative Income Strategy Fund	16,236,270	15,816,630
PFG American Funds® Growth Strategy Fund	43,757,520	24,646,678
PFG BNY Mellon Diversifier Strategy Fund	26,066,082	39,375,701
PFG BR Target Allocation Equity Strategy Fund	169,997,118	167,794,658
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	47,097,630	23,401,566
PFG Fidelity Institutional AM® Equity Index Strategy Fund	67,679,078	30,191,297
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	140,940,335	100,006,092
PFG Invesco® Equity Factor Rotation Strategy Fund	59,508,140	41,005,544
PFG Janus Henderson® Balanced Strategy Fund	13,770,872	20,732,456
PFG JP Morgan® Tactical Aggressive Strategy Fund	70,186,922	74,522,794
PFG JP Morgan® Tactical Moderate Strategy Fund	66,790,995	80,454,613
PFG Meeder Tactical Strategy Fund	4,189,000	11,642,000
PFG MFS® Aggressive Growth Strategy Fund	9,951,292	5,773,662
PFG Tactical Income Strategy Fund	19,703,632	33,873,689

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for the total assets under management of all funds managed by the Advisor up to $3 billion, and 1.20% of each Fund’s average daily net assets for the total assets under management of all funds managed by the Advisor over $3 billion.

For the six months ended October 31, 2023, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG Active Core Bond Strategy Fund	$731,525
PFG American Funds® Conservative Income Strategy Fund	1,202,959
PFG American Funds® Growth Strategy Fund	3,834,943
PFG BNY Mellon Diversifier Strategy Fund	922,597
PFG BR Target Allocation Equity Strategy Fund	805,056
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	176,322
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1,742,671
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,057,809
PFG Invesco® Equity Factor Rotation Strategy Fund	213,005
PFG Janus Henderson® Balanced Strategy Fund	1,690,602
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,615,965
PFG JP Morgan® Tactical Moderate Strategy Fund	993,414
PFG Meeder Tactical Strategy Fund	718,498
PFG MFS® Aggressive Growth Strategy Fund	553,378
PFG Tactical Income Strategy Fund	704,167

Effective January 1, 2023, pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Funds, (the “Expense Limitation Agreement”), the Advisor has contractually agreed to waive a portion of its advisory fee to the extent necessary so that the total expenses incurred by each Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% per annum of each Fund’s average daily net assets. The Expense Limitation Agreement may be terminated by the Board of Trustees upon 60 days’ written notice to the Advisor.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

For the six months ended October 31, 2023, the following funds waived fees pursuant to the expense limitation agreement:

Fund
PFG Active Core Bond Strategy Fund	$33,815
PFG American Funds® Conservative Income Strategy Fund	55,670
PFG American Funds® Growth Strategy Fund	177,488
PFG BNY Mellon Diversifier Strategy Fund	42,689
PFG BR Target Allocation Equity Strategy Fund	37,268
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	8,167
PFG Fidelity Institutional AM® Equity Index Strategy Fund	80,660
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	95,244
PFG Invesco® Equity Factor Rotation Strategy Fund	9,868
PFG Janus Henderson® Balanced Strategy Fund	78,248
PFG JP Morgan® Tactical Aggressive Strategy Fund	74,786
PFG JP Morgan® Tactical Moderate Strategy Fund	45,972
PFG Meeder Tactical Strategy Fund	33,252
PFG MFS® Aggressive Growth Strategy Fund	25,610
PFG Tactical Income Strategy Fund	32,594

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Advisor, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible to provide the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by Internal Revenue Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers.

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b -1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Funds’ Advisor; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Servicing Administration Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund’s distributor (“Distributor”), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs . If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

Each Fund is currently accruing 0.10% of its average daily net assets under the plan. For the six months ended October 31, 2023, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 Fee
PFG Active Core Bond Strategy Fund	$58,363
PFG American Funds® Conservative Income Strategy Fund	95,975
PFG American Funds® Growth Strategy Fund	305,960
PFG BNY Mellon Diversifier Strategy Fund	73,607
PFG BR Target Allocation Equity Strategy Fund	64,229
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	14,068
PFG Fidelity Institutional AM® Equity Index Strategy Fund	139,034
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	164,177
PFG Invesco® Equity Factor Rotation Strategy Fund	16,994
PFG Janus Henderson® Balanced Strategy Fund	134,880
PFG JP Morgan® Tactical Aggressive Strategy Fund	128,925
PFG JP Morgan® Tactical Moderate Strategy Fund	79,257
PFG Meeder Tactical Strategy Fund	57,323
PFG MFS® Aggressive Growth Strategy Fund	44,150
PFG Tactical Income Strategy Fund	56,180

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, TPFG pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from TPFG.

During the year ended April 30, 2023, certain Funds received payments from TPFG for previously received soft dollar payments. These reimbursements were as follows:

Fund	Reimbursement
PFG BNY Mellon Diversifier Strategy Fund	$3,128
PFG BR Target Allocation Equity Strategy Fund	11,971
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	45
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	17,774
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG Tactical Income Strategy Fund	—

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2023 with affiliated companies are as follows:

PFG BNY Mellon Diversifier Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Depreciation	Period	Income
05580W841	BNY Mellon Core Plus Fund, Class I	$91,225,721	$18,645,000	$14,412,000	$(3,315,452)	$(4,128,842)	$88,014,427	$1,898,120

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Depreciation	Period	Income
316188101	Fidelity Corporate Bond ETF	$—	$11,411,272	$379,944	$(1,092)	$(443,451)	$10,586,785	$111,918

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period	Income
316391309	Fidelity Advisor Communication Services Fund, Class Z	$—	$17,955,060	$474,970	$(2,655)	$(814,525)	$16,662,910	$—
316092881	Fidelity MSCI Materials Index ETF	54,658,458	15,732,205	6,661,600	(477,076)	(3,227,129)	60,024,858	561,024

PFG Invesco Equity Factor Rotation Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
46138E396	Invesco S&P 500 Enhanced Value ETF	$—	$7,735,206	$2,848,907	$53,966	$(216,336)	$4,723,929	$27,289

PFG JP Morgan® Tactical Aggressive Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period	Income
46641Q209	JPMorgan Diversified Return International Equity ETF	$20,612,547	$8,515,193	$4,000,503	$(712,341)	$(1,479,894)	$22,935,002	$920,492

PFG Meeder Tactical Strategy Fund

						Change in
		Value-Beginning of			Net Realized	Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	Depreciation	Period	Income
58510R762	Meeder Dynamic Allocation Fund, Institutional Class	$19,098,530	$609,000	$1,805,000	$(468,836)	$(34,782)	$17,398,912	$120,970
58510R788	Meeder Muirfield Fund, Institutional Class	63,563,972	2,850,000	7,250,001	(630,814)	(762,274)	57,770,883	574,755
58510R655	Meeder Spectrum Fund, Institutional Class	11,335,960	85,000	820,000	74,271	(330,370)	10,344,861	106,226

PFG Tactical Income Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period	Income
47103Y649	Janus Henderson Asia Equity Fund, Class N	$2,825,716	$220,050	$499,850	$(106,981)	$(61,140)	$2,377,795	$—
47103X823	Janus Henderson Dividend & Income Builder Fund, Class R6	8,932,055	2,183,125	1,409,825	(111,620)	(660,473)	8,933,262	231,380

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2023, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
PFG Active Core Bond Strategy Fund	$137,406,912	$—	$(19,484,818)	$(19,484,818)
PFG American Funds® Conservative Income Strategy Fund	211,875,765	—	(27,960,979)	(27,960,979)
PFG American Funds® Growth Strategy Fund	674,811,117	—	(85,296,461)	(85,296,461)
PFG BNY Mellon Diversifier Strategy Fund	148,720,206	100,367	(18,933,788)	(18,833,421)
PFG BR Target Allocation Equity Strategy Fund	132,759,995	—	(10,439,875)	(10,439,875)
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	44,479,235	—	(2,087,905)	(2,087,905)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	266,921,209	13,655,244	(3,811,565)	9,843,679
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	341,786,588	7,690,002	(19,859,368)	(12,169,366)
PFG Invesco® Equity Factor Rotation Strategy Fund	55,265,965	—	(6,572,627)	(6,572,627)
PFG Janus Henderson® Balanced Strategy Fund	297,288,448	9,022	(45,394,638)	(45,385,616)
PFG JP Morgan® Tactical Aggressive Strategy Fund	247,388,527	4,578,986	(11,784,073)	(7,205,087)
PFG JP Morgan® Tactical Moderate Strategy Fund	153,094,150	2,265,623	(12,718,625)	(10,453,002)
PFG Meeder Tactical Strategy Fund	118,329,660	62,168	(15,064,505)	(15,002,337)
PFG MFS® Aggressive Growth Strategy Fund	89,283,314	777,770	(5,069,596)	(4,291,826)
PFG Tactical Income Strategy Fund	104,690,235	530,233	(8,569,575)	(8,039,342)

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2023 and the fiscal year ended April 30, 2022 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2023	Income	Capital Gains	Capital	Total
PFG Active Core Bond Strategy Fund	$3,403,797	$—	$—	$3,403,797
PFG American Funds® Conservative Income Strategy Fund	1,257,966	4,570,752	—	5,828,718
PFG American Funds® Growth Strategy Fund	—	90,892,908	—	90,892,908
PFG BNY Mellon Diversifier Strategy Fund	6,136,575	1,046,834	—	7,183,409
PFG BR Target Allocation Equity Strategy Fund	—	3,884,118	—	3,884,118
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	25,196	5,105	—	30,301
PFG Fidelity Institutional AM® Equity Index Strategy Fund	658,232	8,109,741	—	8,767,973
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	7,136,380	18,862,200	—	25,998,580
PFG Invesco® Equity Factor Rotation Strategy Fund	—	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	—	8,642,424	—	8,642,424
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	13,830,184	—	13,830,184
PFG JP Morgan® Tactical Moderate Strategy Fund	909	12,732,806	—	12,733,715
PFG Meeder Tactical Strategy Fund	—	16,967,616	—	16,967,616
PFG MFS® Aggressive Growth Strategy Fund	—	13,300,171	—	13,300,171
PFG Tactical Income Strategy Fund	76,562	834,906	—	911,468

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2022	Income	Capital Gains	Capital	Total
PFG Active Core Bond Strategy Fund	$2,389,559	$2,034,455	$—	$4,424,014
PFG American Funds® Conservative Income Strategy Fund	2,208,736	1,116,031	—	3,324,767
PFG American Funds® Growth Strategy Fund	9,121,964	23,521,952	—	32,643,916
PFG BNY Mellon Diversifier Strategy Fund	1,002,777	4,588,204	—	5,590,981
PFG BR Target Allocation Equity Strategy Fund	9,763,622	12,960,361	—	22,723,983
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	4,001,195	2,812,427	—	6,813,622
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	12,757,675	2,344,331	—	15,102,006
PFG Invesco® Equity Factor Rotation Strategy Fund	123,094	—	—	123,094
PFG Janus Henderson® Balanced Strategy Fund	1,124,954	46,046	—	1,171,000
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,496,799	10,638,274	—	14,135,073
PFG JP Morgan® Tactical Moderate Strategy Fund	4,927,831	8,571,537	—	13,499,368
PFG Meeder Tactical Strategy Fund	—	2,652,537	—	2,652,537
PFG MFS® Aggressive Growth Strategy Fund	—	15,781,776	—	15,781,776
PFG Tactical Income Strategy Fund	8,132,655	5,840,952	—	13,973,607

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

As of April 30, 2023, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed	Undistributed	Post October Loss
		Ordinary	Long-Term	and
		Income	Capital Gains	Late Year Loss
PFG Active Core Bond Strategy Fund		$843,105	$—	$(740,592)
PFG American Funds® Conservative Income Strategy Fund		815,903	751,320	—
PFG American Funds® Growth Strategy Fund		—	2,638,600	(3,217,839)
PFG BNY Mellon Diversifier Strategy Fund		308,983	—	(748,699)
PFG BR Target Allocation Equity Strategy Fund		—	—	(14,972,071)
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund		62,160	—	(234,046)
PFG Fidelity Institutional AM® Equity Index Strategy Fund		—	4,689,664	(971,329)
PFG Fidelity Institutional AM® Equity Sector Strategy Fund		—	1,802,977	(925,360)
PFG Invesco® Equity Factor Rotation Strategy Fund		—	—	(7,481,503)
PFG Janus Henderson® Balanced Strategy Fund		—	—	(2,636,610)
PFG JP Morgan® Tactical Aggressive Strategy Fund		—	—	(1,289,721)
PFG JP Morgan® Tactical Moderate Strategy Fund		778,880	—	(2,912,708)
PFG Meeder Tactical Strategy Fund		—	2,478,987	(444,973)
PFG MFS® Aggressive Growth Strategy Fund		—	2,255,509	—
PFG Tactical Income Strategy Fund		1,584,280	—	(4,041,406)

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
PFG Active Core Bond Strategy Fund	$(5,776,818)	$—	$(14,574,583)	$(20,248,888)
PFG American Funds® Conservative Income Strategy Fund	—	—	(18,528,709)	(16,961,486)
PFG American Funds® Growth Strategy Fund	—	—	(80,901,194)	(81,480,433)
PFG BNY Mellon Diversifier Strategy Fund	—	—	(15,819,717)	(16,259,433)
PFG BR Target Allocation Equity Strategy Fund	—	—	(6,490,449)	(21,462,520)
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	(33,112)	—	(354,429)	(559,427)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	24,055,402	27,773,737
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	4,371,615	5,249,232
PFG Invesco® Equity Factor Rotation Strategy Fund	(1,101,017)	—	(9,303,515)	(17,886,035)
PFG Janus Henderson® Balanced Strategy Fund	(8,800,665)	—	(38,725,915)	(50,163,190)
PFG JP Morgan® Tactical Aggressive Strategy Fund	(14,922,189)	—	(932,559)	(17,144,469)
PFG JP Morgan® Tactical Moderate Strategy Fund	(11,822,303)	—	(2,784,138)	(16,740,269)
PFG Meeder Tactical Strategy Fund	—	—	(13,359,706)	(11,325,692)
PFG MFS® Aggressive Growth Strategy Fund	—	—	(868,377)	1,387,132
PFG Tactical Income Strategy Fund	(5,566,410)	—	(4,879,186)	(12,902,722)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG Active Core Bond Strategy Fund	$—
PFG American Funds® Conservative Income Strategy Fund	—
PFG American Funds® Growth Strategy Fund	3,217,839
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Target Allocation Equity Strategy Fund	457,528
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	971,329
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	925,360
PFG Invesco® Equity Factor Rotation Strategy Fund	162,254
PFG Janus Henderson® Balanced Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,051,126
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	444,973
PFG MFS® Aggressive Growth Strategy Fund	—
PFG Tactical Income Strategy Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
PFG Active Core Bond Strategy Fund	$740,592
PFG American Funds® Conservative Income Strategy Fund	—
PFG American Funds® Growth Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	748,699
PFG BR Target Allocation Equity Strategy Fund	14,514,543
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	234,046
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Invesco® Equity Factor Rotation Strategy Fund	7,319,249
PFG Janus Henderson® Balanced Strategy Fund	2,636,610
PFG JP Morgan® Tactical Aggressive Strategy Fund	238,595
PFG JP Morgan® Tactical Moderate Strategy Fund	2,912,708
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG Tactical Income Strategy Fund	4,041,406

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

At April 30, 2023, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Non-Expiring
	Short-Term	Long-Term	Total	CLCF Utilized
PFG Active Core Bond Strategy Fund	$1,326,533	$4,450,285	$5,776,818	$—
PFG American Funds® Conservative Income Strategy Fund	—	—	—	—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	—	—	—	—
PFG BR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	33,112	—	33,112	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	1,101,017	—	1,101,017	—
PFG Janus Henderson® Balanced Strategy Fund	8,789,583	11,082	8,800,665	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	14,922,189	—	14,922,189	—
PFG JP Morgan® Tactical Moderate Strategy Fund	11,822,303	—	11,822,303	—
PFG Meeder Tactical Strategy Fund	—	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—	—
PFG Tactical Income Strategy Fund	4,912,637	653,773	5,566,410	—

During the fiscal year ended April 30, 2023, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses, distributions in excess, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended April 30, 2023 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
PFG Active Core Bond Strategy Fund	$—	$—
PFG American Funds® Conservative Income Strategy Fund	—	—
PFG American Funds® Growth Strategy Fund	4,453,248	(4,453,248)
PFG BNY Mellon Diversifier Strategy Fund	—	—
PFG BR Target Allocation Equity Strategy Fund	(1,085,562)	1,085,562
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	(710,192)	710,192
PFG Invesco® Equity Factor Rotation Strategy Fund	(626,168)	626,168
PFG Janus Henderson® Balanced Strategy Fund	(936,986)	936,986
PFG JP Morgan® Tactical Aggressive Strategy Fund	(86,309)	86,309
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—
PFG Meeder Tactical Strategy Fund	(559,366)	559,366
PFG MFS® Aggressive Growth Strategy Fund	(380,608)	380,608
PFG Tactical Income Strategy Fund	—	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2023, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG Active Core Bond Strategy Fund	Charles Schwab	28%
	NFS	57%
PFG American Funds® Conservative Income Strategy Fund	Charles Schwab	31%
	NFS	47%
PFG American Funds® Growth Strategy Fund	Charles Schwab	28%
	NFS	52%
PFG BNY Mellon Diversifier Strategy Fund	Charles Schwab	31%
	NFS	46%
PFG BR Target Allocation Equity Strategy Fund	Charles Schwab	29%
	NFS	54%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	NFS	48%
	Pershing	32%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Charles Schwab	27%
	NFS	54%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Charles Schwab	29%
	NFS	52%
PFG Invesco® Equity Factor Rotation Strategy Fund	Charles Schwab	34%
	NFS	53%
PFG Janus Henderson® Balanced Strategy Fund	Charles Schwab	32%
	NFS	46%
PFG JP Morgan® Tactical Aggressive Strategy Fund	Charles Schwab	26%
	NFS	54%
PFG JP Morgan® Tactical Moderate Strategy Fund	Charles Schwab	27%
	NFS	43%
	Pershing	29%
PFG Meeder Tactical Strategy Fund	Charles Schwab	36%
	NFS	46%
PFG MFS® Aggressive Growth Strategy Fund	Charles Schwab	35%
	NFS	50%
PFG Tactical Income Strategy Fund	Charles Schwab	31%
	NFS	39%
	Pershing	29%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
PFG Active Core Bond Strategy Fund	PIMCO Income Fund, Institutional Class	25.8%
	PIMCO Total Return Fund, Institutional Class	39.7%
PFG BNY Mellon Diversifier Strategy Fund	BNY Mellon Core Plus Fund,Class I	67.6%
	BNY Mellon Global Real Return Fund,Class I	27.0%
PFG BR Target Allocation Equity Strategy Fund	iShares Core S&P 500 ETF	47.7%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Fidelity Total Bond Fund, Class Z	31.9%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Fidelity 500 Index Fund, Institutional Premium Class	57.6%
	Fidelity Global ex US Index Fund, Institutional Premium Class	29.8%
PFG Janus Henderson® Balanced Strategy Fund	Janus Henderson Balanced Fund,Class N	79.9%
PFG Meeder Tactical Strategy Fund	Meeder Muirfield Institutional Class Fund,	56.0%

10.	MARKET AND GEOPOLITICAL RISK

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in a Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflict, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of a Fund. The novel coronavirus (COVID- 19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, as well as the forced or voluntary closure of, or operational changes to, many retail and other businesses, has had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your investment. Therefore, a Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2023

11.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

12.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS
EXPENSE EXAMPLES
October 31, 2023 (Unaudited)

Example

As a shareholder of a Fund you will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)

	Fund’s Annualized	Beginning Account	Ending Account	Expenses Paid	Ending Account	Expenses Paid
	Expense Ratio	Value	Value	During Period	Value	During Period
PFG Active Core Bond Strategy Fund *	1.99%	$1,000.00	$957.30	$9.79	$1,015.13	$10.08
PFG American Funds® Conservative Income Strategy Fund *	1.99%	$1,000.00	$951.00	$9.76	$1,015.13	$10.08
PFG American Funds® Growth Strategy Fund *	1.99%	$1,000.00	$989.50	$9.95	$1,015.13	$10.08
PFG BNY Mellon Diversifier Strategy Fund *	1.99%	$1,000.00	$936.80	$9.69	$1,015.13	$10.08
PFG BR Target Allocation Equity Strategy Fund *	1.99%	$1,000.00	$982.80	$9.92	$1,015.13	$10.08
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund *	1.99%	$1,000.00	$935.10	$9.68	$1,015.13	$10.08
PFG Fidelity Institutional AM® Equity Index Strategy Fund *	1.99%	$1,000.00	$971.20	$9.86	$1,015.13	$10.08
PFG Fidelity Institutional AM® Equity Sector Strategy Fund *	1.99%	$1,000.00	$970.40	$9.86	$1,015.13	$10.08
PFG Invesco® Equity Factor Rotation Strategy Fund *	1.99%	$1,000.00	$970.10	$9.85	$1,015.13	$10.08
PFG Janus Henderson® Balanced Strategy Fund *	1.99%	$1,000.00	$965.60	$9.83	$1,015.13	$10.08
PFG JP Morgan® Tactical Aggressive Strategy Fund *	1.99%	$1,000.00	$974.80	$9.88	$1,015.13	$10.08
PFG JP Morgan® Tactical Moderate Strategy Fund *	1.99%	$1,000.00	$954.40	$9.78	$1,015.13	$10.08
PFG Meeder Tactical Strategy Fund *	1.99%	$1,000.00	$972.90	$9.87	$1,015.13	$10.08
PFG MFS® Aggressive Growth Strategy Fund *	1.99%	$1,000.00	$959.00	$9.80	$1,015.13	$10.08
PFG Tactical Income Strategy Fund *	1.99%	$1,000.00	$958.40	$9.80	$1,015.13	$10.08

*	Expenses Paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the full six-month period).

THE PACIFIC FINANCIAL FUNDS
LIQUIDITY RISK MANAGEMENT PROGRAM
October 31, 2023 (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the respective Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the fiscal period ended October 31, 2023, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed each Fund’s investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

PRIVACY NOTICE

Rev. April 2021

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

Social Security number and wire transfer instructions

account transactions and transaction history

investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes- to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call1-631-490-4300

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

open an account or deposit money

direct us to buy securities or direct us to sell your securities seek advice about your investments

We also collect your personal information from others, such as credit bureaus,affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

affiliates from using your information to market to you.

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how a Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-451-TPFG or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-888-451-TPFG.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
11811 NE First Street, Suite 201
Bellevue, WA 98005

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Pacific Financial-SAR-23

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/5/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, President

Date 1/5/24

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Treasurer

Date 1/5/24